UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5199

SteinRoe Variable Investment Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	9/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Liberty Asset Allocation Fund, Variable Series

	Shares	Value ($)*
Common Stocks – 63.3%
CONSUMER DISCRETIONARY – 7.1%
Auto Components – 0.2%
Autoliv, Inc.	1,200	52,200
BorgWarner, Inc.	770	43,474
Johnson Controls, Inc.	5,300	328,865
Modine Manufacturing Co.	350	12,838
	Auto Components Total	437,377
Automobiles – 0.3%
Thor Industries, Inc.	257	8,738
Toyota Motor Corp.	14,200	655,256
Winnebago Industries, Inc.	1,060	30,708
	Automobiles Total	694,702
Distributors – 0.0%
Building Material Holding Corp.	180	16,774
	Distributors Total	16,774
Diversified Consumer Services – 0.0%
Career Education Corp. (a)	1,190	42,316
Education Management Corp. (a)	2,370	76,409
	Diversified Consumer Services Total	118,725
Hotels, Restaurants & Leisure – 1.2%
Applebee’s International, Inc.	3,110	64,346
Bob Evans Farms, Inc.	250	5,677
Brinker International, Inc. (a)	1,830	68,735
Carnival Corp.	5,200	259,896
Cheesecake Factory, Inc. (a)	2,700	84,348
Dave & Buster’s, Inc. (a)	540	7,209
Gaylord Entertainment Co. (a)	1,700	81,005
Harrah’s Entertainment, Inc.	2,987	194,723
Hilton Hotels Corp.	3,500	78,120
Isle of Capris Casinos, Inc. (a)	1,080	23,090
Kerzner International Ltd. (a)	520	28,886
Lakes Entertainment, Inc. (a)	570	5,728
Landry’s Restaurants, Inc.	440	12,892
Lone Star Steakhouse & Saloon, Inc.	590	15,340
Marcus Corp.	290	5,812
Marriott International, Inc., Class A	5,670	357,210
McDonald’s Corp.	19,002	636,377
Outback Steakhouse, Inc.	600	21,960
RARE Hospitality International, Inc. (a)	1,250	32,125
Scientific Games Corp., Class A (a)	1,510	46,810
Starbucks Corp. (a)	5,020	251,502

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Hotels, Restaurants & Leisure – (continued)
Starwood Hotels & Resorts Worldwide, Inc.	10,270	587,136
Vail Resorts, Inc. (a)	280	8,050
Wendy’s International, Inc.	860	38,829
Yum! Brands, Inc.	2,090	101,177
	Hotels, Restaurants & Leisure Total	3,016,983
Household Durables – 0.3%
American Greetings Corp., Class A	970	26,578
Centex Corp.	360	23,249
CSS Industries, Inc.	280	9,106
D.R. Horton, Inc.	1,216	44,043
Fortune Brands, Inc.	720	58,557
Kimball International, Inc., Class B	600	7,254
Koninklijke (Royal) Philips Electronics NV	18,091	481,154
Tempur-Pedic International, Inc. (a)	8,820	104,429
Yankee Candle Co., Inc.	870	21,315
	Household Durables Total	775,685
Internet & Catalog Retail – 0.3%
Blue Nile, Inc. (a)	960	30,374
Coldwater Creek, Inc. (a)	1,250	31,525
eBay, Inc. (a)	18,180	749,016
NetFlix, Inc. (a)	2,420	62,896
Overstock.com, Inc. (a)	340	13,039
	Internet & Catalog Retail Total	886,850
Leisure Equipment & Products – 0.0%
Marvel Enterprise, Inc. (a)	2,920	52,181
SCP Pool Corp.	1,200	41,916
	Leisure Equipment & Products Total	94,097
Media – 0.7%
4Kids Entertainment, Inc. (a)	530	9,217
aQuantive, Inc. (a)	840	16,909
Arbitron, Inc.	230	9,163
Dow Jones & Co., Inc.	1,200	45,828
EMI Group PLC	135,168	580,824
Getty Images, Inc. (a)	630	54,205
Grupo Televisa SA, ADR	5,751	412,404
Journal Communications, Inc., Class A	490	7,301
Lamar Advertising Co., Class A (a)	870	39,463
Lions Gate Entertainment Corp. (a)	4,110	39,209

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Media – (continued)
Media General, Inc., Class A	150	8,702
R.H. Donnelley Corp. (a)	680	43,017
Radio One, Inc., Class D (a)	2,890	38,004
Reader’s Digest Association, Inc.	370	5,909
Scholastic Corp. (a)	320	11,827
Valassis Communications, Inc. (a)	750	29,235
Viacom, Inc., Class A	6,250	207,625
XM Satellite Radio Holdings, Inc., Class A (a)	5,450	195,710
	Media Total	1,754,552
Multiline Retail – 1.0%
Dollar General Corp.	2,300	42,182
Federated Department Stores, Inc.	17,374	1,161,799
J.C. Penney Co., Inc.	15,893	753,646
Kohl’s Corp. (a)	5,570	279,503
Target Corp.	8,620	447,637
	Multiline Retail Total	2,684,767
Specialty Retail – 2.2%
Abercrombie & Fitch Co., Class A	1,920	95,712
Aeropostale, Inc. (a)	610	12,962
Best Buy Co., Inc.	4,030	175,426
Charlotte Russe Holding, Inc. (a)	660	8,791
Chico’s FAS, Inc. (a)	5,150	189,520
Children’s Place Retail Stores, Inc. (a)	920	32,789
Esprit Holdings Ltd.	48,000	359,741
Finish Line, Inc., Class A	1,790	26,116
Gamestop Corp., Class A (a)	1,500	47,205
Guitar Center, Inc. (a)	260	14,355
Hibbett Sporting Goods, Inc. (a)	870	19,357
Home Depot, Inc.	24,633	939,503
HOT Topic, Inc. (a)	550	8,448
Jarden Corp. (a)	445	18,276
Lowe’s Companies, Inc.	10,980	707,112
Monro Muffler, Inc. (a)	450	11,822
Movie Gallery, Inc.	410	4,260
Office Depot, Inc. (a)	32,260	958,122
PETCO Animal Supplies, Inc. (a)	590	12,484
PETsMART, Inc.	2,124	46,261
Pier 1 Imports, Inc.	440	4,959
Sherwin-Williams Co.	12,114	533,864
Staples, Inc.	29,250	623,610

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Talbots, Inc.	920	27,526
TBC Corp. (a)	110	3,794
Tiffany & Co.	17,200	684,044
TJX Companies, Inc.	2,200	45,056
Tuesday Morning Corp.	960	24,835
Urban Outfitters, Inc. (a)	4,720	138,768
Zale Corp. (a)	310	8,426
	Specialty Retail Total	5,783,144
Textiles, Apparel & Luxury Goods – 0.9%
Adidas-Salomon AG	3,274	569,310
Carter’s, Inc. (a)	190	10,792
Coach, Inc. (a)	21,079	661,037
Delta Apparel, Inc.	330	4,722
Hampshire Group Ltd. (a)	620	14,632
Jos. A. Bank Clothiers, Inc. (a)	780	33,711
Kellwood Co.	200	5,170
LVMH Moet Hennessy Louis Vuitton SA	7,086	584,737
NIKE, Inc., Class B	3,660	298,949
Russell Corp.	440	6,178
Stride Rite Corp.	550	7,051
Wolverine World Wide, Inc.	2,020	42,521
	Textiles, Apparel & Luxury Goods Total	2,238,810
	CONSUMER DISCRETIONARY TOTAL	18,502,466
CONSUMER STAPLES – 4.9%
Beverages – 1.5%
Coca-Cola Co.	12,260	529,509
Diageo PLC	20,008	287,868
Diageo PLC, ADR	15,230	883,492
Pepsi Bottling Group, Inc.	1,700	48,535
PepsiCo, Inc.	27,301	1,548,240
Pernod-Ricard SA	2,824	499,053
	Beverages Total	3,796,697
Food & Staples Retailing – 0.7%
Aeon Co., Ltd.	13,000	261,233
BJ’s Wholesale Club, Inc. (a)	240	6,672
CVS Corp.	30,200	876,102
Kroger Co. (a)	2,200	45,298

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – (continued)
SUPERVALU, Inc.	1,700	52,904
United Natural Foods, Inc. (a)	420	14,851
Walgreen Co.	10,490	455,790
Weis Markets, Inc.	540	21,605
Whole Foods Market, Inc.	430	57,814
	Food & Staples Retailing Total	1,792,269
Food Products – 1.0%
Cadbury Schweppes PLC, ADR	13,000	529,490
Corn Products International, Inc.	4,200	84,714
Danisco A/S	7,666	516,714
Dean Foods Co. (a)	1,600	62,176
Delta & Pine Land Co.	820	21,656
Flowers Foods, Inc.	682	18,605
H.J. Heinz Co.	1,170	42,752
J & J Snack Foods Corp.	103	5,953
Kellogg Co.	13,030	601,074
Lancaster Colony Corp.	160	6,880
Lance, Inc.	430	7,508
Nestle SA, Registered Shares	1,586	464,682
Royal Numico NV (a)	6,850	299,911
Tyson Foods, Inc., Class A	3,520	63,536
	Food Products Total	2,725,651
Household Products – 0.7%
Colgate-Palmolive Co.	12,170	642,454
Kimberly-Clark Corp.	8,404	500,290
Procter & Gamble Co.	12,490	742,656
	Household Products Total	1,885,400
Personal Products – 0.5%
Alberto-Culver Co., Class B	820	36,695
Estee Lauder Cos., Inc., Class A	800	27,864
Gillette Co.	20,360	1,184,952
Nu Skin Enterprises, Inc., Class A	2,040	38,862
	Personal Products Total	1,288,373
Tobacco – 0.5%
Altria Group, Inc.	15,239	1,123,267

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Tobacco – (continued)
UST, Inc.	1,520	63,627
	Tobacco Total	1,186,894
	CONSUMER STAPLES TOTAL	12,675,284
ENERGY – 7.0%
Energy Equipment & Services – 1.5%
Atwood Oceanics, Inc. (a)	460	38,737
CAL Dive International, Inc. (a)	600	38,046
Diamond Offshore Drilling, Inc.	870	53,287
Dresser-Rand Group, Inc. (a)	103	2,537
Dril-Quip, Inc. (a)	200	9,600
Energy Conversion Devices, Inc. (a)	590	26,479
FMC Technologies, Inc. (a)	2,220	93,484
Fred Olsen Energy ASA (a)	9,500	298,326
Grant Prideco, Inc. (a)	1,320	53,658
Grey Wolf, Inc. (a)	1,350	11,381
Halliburton Co.	28,825	1,975,089
Hydril (a)	320	21,965
Lufkin Industries, Inc.	720	31,356
Maverick Tube Corp. (a)	210	6,300
Nabors Industries Ltd. (a)	860	61,774
National-Oilwell Varco, Inc. (a)	5,520	363,216
Noble Corp.	800	54,768
Schlumberger Ltd.	3,909	329,841
Smith International, Inc.	2,490	82,942
Superior Well Services, Inc. (a)	100	2,310
Technip SA, ADR	700	41,615
Tetra Technologies, Inc. (a)	510	15,922
Transocean, Inc. (a)	700	42,917
Weatherford International Ltd. (a)	700	48,062
	Energy Equipment & Services Total	3,703,612
Oil, Gas & Consumable Fuels – 5.5%
Alpha Natural Resources, Inc. (a)	400	12,016
Amerada Hess Corp.	400	55,000
Bill Barrett Corp. (a)	204	7,511
Bois d’Arc Energy, Inc. (a)	522	8,984
BP PLC	40,885	483,384
BP PLC, ADR	17,271	1,223,650
Cheniere Energy, Inc. (a)	390	16,130

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	Chesapeake Energy Corp.	1,410	53,933
	Chevron Corp.	8,414	544,638
	China Petroleum & Chemical Corp., Class H	614,000	278,628
	Cimarex Energy Co. (a)	482	21,849
	Comstock Resources, Inc. (a)	370	12,140
	ConocoPhillips	29,072	2,032,424
	CONSOL Energy, Inc.	10,850	827,529
	Denbury Resources, Inc. (a)	910	45,900
	Encore Acquisition Co. (a)	430	16,706
	Energy Partners Ltd. (a)	530	16,547
	EOG Resources, Inc.	15,380	1,151,962
	Exxon Mobil Corp.	37,437	2,378,747
	Frontier Oil Corp.	440	19,514
	Harvest Natural Resources, Inc. (a)	770	8,262
	Holly Corp.	290	18,554
	Houston Exploration Co. (a)	160	10,760
	InterOil Corp. (a)	230	5,359
	KFx, Inc. (a)	320	5,478
	Marathon Oil Corp.	6,346	437,430
	Massey Energy Co.	2,030	103,672
	Murphy Oil Corp.	200	9,974
	Peabody Energy Corp.	1,905	160,687
	Pioneer Natural Resources Co.	10,450	573,914
	Range Resources Corp.	550	21,236
	Remington Oil & Gas Corp. (a)	1,090	45,235
	Southwestern Energy Co. (a)	1,630	119,642
	St. Mary Land & Exploration Co.	410	15,006
	Statoil ASA	21,772	536,906
	Stone Energy Corp. (a)	310	18,922
	Superior Energy Services, Inc. (a)	2,290	52,876
	Teekay Shipping Corp.	2,210	95,140
	Tesoro Corp.	820	55,137
	Total SA	3,475	945,104
	Ultra Petroleum Corp. (a)	940	53,467
	Western Gas Resources, Inc.	450	23,054
	Williams Companies, Inc.	16,300	408,315

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	XTO Energy, Inc.	30,558	1,384,889
	Oil, Gas & Consumable Fuels Total		14,316,211
	ENERGY TOTAL		18,019,823
FINANCIALS – 12.7%
Capital Markets – 2.8%
	A.G. Edwards, Inc.	3,135	137,344
	Affiliated Managers Group, Inc. (a)	2,710	196,258
	Bank of New York Co., Inc.	22,652	666,195
	Bear Stearns Companies, Inc.	500	54,875
	Deutsche Bank AG, Registered Shares	2,794	261,440
	E*TRADE Financial Corp. (a)	3,570	62,832
	Franklin Resources, Inc.	3,900	327,444
	Goldman Sachs Group, Inc.	9,404	1,143,338
	Lazard Ltd., Class A	3,450	87,285
	Legg Mason, Inc.	380	41,682
	Lehman Brothers Holdings, Inc.	2,600	302,848
	Merrill Lynch & Co., Inc.	30,463	1,868,905
	Morgan Stanley	5,082	274,123
	Nomura Holdings, Inc.	31,000	481,682
	Piper Jaffray Companies, Inc. (a)	260	7,764
	State Street Corp.	12,280	600,738
	T. Rowe Price Group, Inc.	1,220	79,666
	UBS AG, Registered Shares	7,103	604,102
	Capital Markets Total		7,198,521
Commercial Banks – 4.4%
	BancFirst Corp.	101	8,585
	Banco Santander Central Hispano SA	27,204	357,608
	BancorpSouth, Inc.	540	12,339
	BancTrust Financial Group, Inc.	400	7,712
	Bank of Granite Corp.	400	7,616
	Bank of Hawaii Corp.	600	29,532
	Boston Private Financial Holdings, Inc.	2,350	62,369
	Bryn Mawr Bank Corp.	468	10,025
	Capitol Bancorp Ltd.	463	15,001
	Cassa di Risparmio di Firenze S.p.A.	101,192	291,681
	Chemical Financial Corp.	440	14,300
	Chittenden Corp.	560	14,846
	Citizens Banking Corp.	240	6,816

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	City Holding Co.	220	7,867
	City National Corp.	1,400	98,126
	Columbia Banking System, Inc.	350	9,181
	Community Trust Bancorp, Inc.	360	11,585
	Corus Bankshares, Inc.	260	14,256
	Cullen/Frost Bankers, Inc.	1,200	59,208
	Dexia	22,990	519,011
	East West Bancorp, Inc.	2,230	75,909
	Fidelity Bankshares, Inc.	1,010	30,856
	First Citizens BancShares, Inc., Class A	60	10,239
	First Financial Bankshares, Inc.	319	11,111
	First Financial Corp.	330	8,910
	Greater Bay Bancorp	410	10,102
	Hancock Holding Co.	236	8,057
	Kookmin Bank, ADR	8,304	492,012
	Marshall & Ilsley Corp.	14,844	645,862
	Mercantile Bankshares Corp.	800	43,104
	Merchants Bancshares, Inc.	320	8,282
	Mid-State Bancshares	570	15,681
	Mitsubishi Tokyo Financial Group, Inc.	99	1,312,853
	National Bank of Greece SA	11,155	442,611
	National City Corp.	7,912	264,577
	North Fork Bancorporation, Inc.	6,831	174,190
	Northrim BanCorp, Inc.	290	7,262
	OTP Bank Rt., Registered Shares	5,666	448,840
	PNC Financial Services Group, Inc.	9,040	524,501
	Prosperity Bancshares, Inc.	1,000	30,250
	South Financial Group, Inc.	1,080	28,987
	Sterling Bancshares, Inc.	950	13,975
	Texas Capital Bancshares, Inc. (a)	1,320	27,918
	TriCo Bancshares	637	13,708
	TrustCo Bank Corp. NY	730	9,147
	U.S. Bancorp	37,693	1,058,419
	UMB Financial Corp.	260	17,077
	Uniao de Bancos Brasileiros SA, GDR	13,744	722,934
	UnionBanCal Corp.	2,500	174,300
	Wachovia Corp.	20,848	992,156
	Wells Fargo & Co.	29,837	1,747,553
	Westamerica Bancorporation	520	26,858
	Whitney Holding Corp.	430	11,627

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
	Zions Bancorporation	7,560	538,348
	Commercial Banks Total		11,505,880
Consumer Finance – 0.0%
	Advance America Cash Advance Centers, Inc.	700	9,275
	Cash America International, Inc.	740	15,355
	Nelnet, Inc., Class A (a)	690	26,227
	World Acceptance Corp. (a)	1,173	29,806
	Consumer Finance Total		80,663
Diversified Financial Services – 1.4%
	Chicago Mercantile Exchange	190	64,087
	CIT Group, Inc.	1,000	45,180
	Citigroup, Inc.	41,417	1,885,302
	JAFCO Co., Ltd.	4,100	270,930
	JPMorgan Chase & Co.	30,881	1,047,792
	Metris Companies, Inc. (a)	1,070	15,654
	MFC Bancorp Ltd. (a)	980	24,451
	Nuveen Investments, Class A	6,700	263,913
	Diversified Financial Services Total		3,617,309
Insurance – 3.0%
	Ace Ltd.	12,400	583,668
	Allstate Corp.	9,562	528,683
	Ambac Financial Group, Inc.	7,165	516,310
	American International Group, Inc.	30,706	1,902,544
	AmerUs Group Co.	220	12,621
	Argonaut Group, Inc. (a)	380	10,264
	AXA	10,461	287,506
	Baldwin & Lyons, Inc., Class B	340	8,510
	Chubb Corp.	3,844	344,230
	CNA Surety Corp. (a)	730	10,381
	Commerce Group, Inc.	110	6,382
	Delphi Financial Group, Inc., Class A	360	16,848
	Endurance Specialty Holdings Ltd.	1,200	40,932
	Genworth Financial, Inc., Class A	1,000	32,240
	Harleysville Group, Inc.	490	11,760
	Hartford Financial Services Group, Inc.	7,332	565,810
	Horace Mann Educators Corp.	480	9,494
	Lincoln National Corp.	900	46,818
	Loews Corp.	700	64,687

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Insurance – (continued)
	Navigators Group, Inc. (a)	436	16,272
	Old Republic International Corp.	1,600	42,672
	Phoenix Companies, Inc.	1,010	12,322
	ProCentury Corp.	800	8,192
	Prudential PLC	56,673	515,635
	Quanta Capital Holdings Ltd. (a)	1,040	6,240
	RLI Corp.	264	12,213
	Selective Insurance Group, Inc.	410	20,049
	St. Paul Travelers Companies, Inc.	12,000	538,440
	Swiss Re, Registered Shares	3,782	248,482
	Triad Guaranty, Inc. (a)	594	23,297
	UICI	330	11,880
	United America Indemnity Ltd., Class A (a)	550	10,092
	UnumProvident Corp.	21,030	431,115
	Willis Group Holdings Ltd.	7,449	279,710
	XL Capital Ltd., Class A	7,514	511,177
	Insurance Total		7,687,476
Real Estate – 0.8%
	Alexandria Real Estate Equities, Inc., REIT	150	12,404
	Archstone-Smith Trust, REIT	10,624	423,579
	AvalonBay Communities, Inc., REIT	4,417	378,537
	Bedford Property Investors, Inc., REIT	356	8,487
	BioMed Realty Trust, Inc., REIT	330	8,184
	Bluegreen Corp. (a)	1,593	28,116
	Boston Properties, Inc.	400	28,360
	Brandywine Realty Trust, REIT	390	12,125
	Cousins Properties, Inc., REIT	320	9,670
	EastGroup Properties, Inc., REIT	370	16,188
	Equity Office Properties Trust, REIT	1,300	42,523
	Equity One, Inc., REIT	480	11,160
	Franklin Street Properties Corp., REIT	127	2,080
	Getty Realty Corp., REIT	380	10,936
	Host Marriott Corp., REIT	3,400	57,460
	Kimco Realty Corp., REIT	12,584	395,389
	Mid-America Apartment Communities, Inc., REIT	400	18,604
	Nationwide Health Properties, Inc., REIT	310	7,223
	NTT Urban Development Corp.	71	366,952
	ProLogis Trust, REIT	1,400	62,034

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate – (continued)
	PS Business Parks, Inc., REIT	420	19,236
	Strategic Hotel Capital, Inc., REIT	984	17,968
	Tanger Factory Outlet Centers, Inc., REIT	440	12,236
	Universal Health Realty Income Trust, REIT	210	6,983
	Urstadt Biddle Properties, Inc., Class A, REIT	460	6,974
	Washington REIT	360	11,200
	Real Estate Total		1,974,608
Thrifts & Mortgage Finance – 0.3%
	Countrywide Financial Corp.	7,805	257,409
	Golden West Financial Corp.	5,500	326,645
	PMI Group, Inc.	1,400	55,818
	Sovereign Bancorp, Inc.	3,000	66,120
	Thrifts & Mortgage Finance Total		705,992
	FINANCIALS TOTAL		32,770,449
HEALTH CARE – 8.2%
Biotechnology – 0.7%
	Abgenix, Inc. (a)	830	10,524
	Amgen, Inc. (a)	13,310	1,060,408
	Arena Pharmaceuticals, Inc. (a)	740	7,326
	AtheroGenics, Inc. (a)	1,120	17,954
	CV Therapeutics, Inc. (a)	1,020	27,285
	Exelixis, Inc. (a)	2,690	20,632
	Human Genome Sciences, Inc. (a)	1,230	16,716
	Illumina, Inc. (a)	2,160	27,670
	Martek Biosciences Corp. (a)	380	13,349
	Medarex, Inc. (a)	1,010	9,615
	MedImmune, Inc. (a)	1,540	51,821
	Neurocrine Biosciences, Inc. (a)	1,100	54,109
	Protein Design Labs, Inc. (a)	17,380	486,640
	Vertex Pharmaceuticals, Inc. (a)	950	21,232
	Biotechnology Total		1,825,281
Health Care Equipment & Supplies – 1.8%
	Advanced Neuromodulation Systems, Inc. (a)	340	16,136
	Alcon, Inc.	2,800	358,064
	American Medical Systems Holdings, Inc. (a)	2,630	52,994
	Analogic Corp.	160	8,066

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Equipment & Supplies – (continued)
	Aspect Medical Systems, Inc. (a)	1,250	37,037
	Baxter International, Inc.	23,410	933,357
	Bio-Rad Laboratories, Inc., Class A (a)	190	10,448
	Biomet, Inc.	2,260	78,445
	DENTSPLY International, Inc.	770	41,595
	Foxhollow Technologies, Inc. (a)	170	8,094
	Gen-Probe, Inc. (a)	1,760	87,032
	Greatbatch, Inc. (a)	308	8,452
	Haemonetics Corp. (a)	270	12,833
	Hologic, Inc. (a)	190	10,972
	Hospira, Inc. (a)	700	28,679
	Immucor, Inc. (a)	1,830	50,215
	Intuitive Surgical, Inc. (a)	340	24,919
	Invacare Corp.	300	12,501
	Kinetic Concepts, Inc. (a)	860	48,848
	Kyphon, Inc. (a)	940	41,304
	Medtronic, Inc.	17,860	957,653
	Meridian Bioscience, Inc.	730	15,111
	Millipore Corp. (a)	1,000	62,890
	Nektar Therapeutics (a)	3,400	57,630
	ResMed, Inc. (a)	888	70,729
	Respironics, Inc. (a)	660	27,839
	Somanetics Corp. (a)	390	9,750
	SonoSite, Inc. (a)	970	28,790
	STERIS Corp.	550	13,084
	Sybron Dental Specialties, Inc. (a)	310	12,890
	Thermo Electron Corp. (a)	28,050	866,745
	Varian Medical Systems, Inc. (a)	16,500	651,915
	Varian, Inc. (a)	160	5,491
	Viasys Healthcare, Inc. (a)	260	6,497
	Vital Signs, Inc.	130	5,992
	Waters Corp. (a)	1,110	46,176
	Health Care Equipment & Supplies Total		4,709,173
Health Care Providers & Services – 1.7%
	Aetna, Inc.	7,486	644,844
	Allion Healthcare, Inc. (a)	610	10,986
	Apria Healthcare Group, Inc. (a)	650	20,741
	Caremark Rx, Inc. (a)	14,590	728,479
	Centene Corp. (a)	2,430	60,823
	Cerner Corp. (a)	670	58,243

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Health Care Providers & Services – (continued)
	CIGNA Corp.	3,602	424,532
	Community Health Systems, Inc. (a)	2,380	92,368
	Coventry Health Care, Inc. (a)	1,410	121,288
	Cross Country Healthcare, Inc. (a)	710	13,178
	DaVita, Inc. (a)	2,250	103,657
	Genesis HealthCare Corp. (a)	360	14,515
	Gentiva Health Services, Inc. (a)	630	11,416
	Health Management Associates, Inc., Class A	1,780	41,777
	HealthExtras, Inc. (a)	604	12,914
	Henry Schein, Inc. (a)	1,070	45,603
	Hooper Holmes, Inc.	1,190	4,677
	Humana, Inc. (a)	1,780	85,226
	Kindred Healthcare, Inc. (a)	640	19,072
	Laboratory Corp. of America Holdings (a)	1,550	75,500
	LifePoint Hospitals, Inc. (a)	970	42,418
	Medco Health Solutions, Inc. (a)	800	43,864
	Owens & Minor, Inc.	320	9,392
	PAREXEL International Corp. (a)	590	11,853
	Pediatrix Medical Group, Inc. (a)	550	42,251
	PRA International (a)	530	16,064
	Psychiatric Solutions, Inc. (a)	130	7,050
	Quest Diagnostics, Inc.	870	43,970
	RehabCare Group, Inc. (a)	16	328
	Res-Care, Inc. (a)	630	9,696
	Rhoen-Klinikum AG	7,908	303,974
	Symbion, Inc. (a)	410	10,607
	Triad Hospitals, Inc. (a)	600	27,162
	United Surgical Partners International, Inc. (a)	1,780	69,616
	UnitedHealth Group, Inc.	20,730	1,165,026
	VCA Antech, Inc. (a)	4,304	109,838
	Health Care Providers & Services Total		4,502,948
Pharmaceuticals – 4.0%
	Abbott Laboratories	18,670	791,608
	Allergan, Inc.	960	87,955
	Amylin Pharmaceuticals, Inc. (a)	11,700	407,043
	AstraZeneca PLC, ADR	11,100	522,810
	Connetics Corp. (a)	970	16,403

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Endo Pharmaceuticals Holdings, Inc. (a)	1,760	46,939
	Forest Laboratories, Inc. (a)	1,440	56,117
	GlaxoSmithKline PLC	27,147	691,420
	GlaxoSmithKline PLC, ADR	5,606	287,476
	IVAX Corp. (a)	17,650	465,254
	Johnson & Johnson	29,090	1,840,815
	Medicis Pharmaceutical Corp., Class A	3,340	108,750
	MGI Pharma, Inc. (a)	1,120	26,107
	New River Pharmaceuticals, Inc. (a)	320	15,341
	Novartis AG, ADR	31,581	1,610,631
	Novartis AG, Registered Shares	10,350	525,161
	Par Pharmaceutical Companies, Inc. (a)	480	12,778
	Penwest Pharmaceuticals Co. (a)	1,191	20,878
	Pfizer, Inc.	26,411	659,483
	Salix Pharmaceuticals Ltd. (a)	1,160	24,650
	Sanofi-Aventis	5,852	484,122
	Shire Pharmaceuticals Group PLC, ADR	2,660	98,393
	Takeda Pharmaceutical Co., Ltd.	8,100	483,136
	Teva Pharmaceutical Industries Ltd., ADR	18,950	633,309
	Wyeth	7,020	324,815
	Pharmaceuticals Total		10,241,394
	HEALTH CARE TOTAL		21,278,796
INDUSTRIALS – 7.4%
Aerospace & Defense – 1.1%
	AAR Corp. (a)	670	11,511
	Armor Holdings, Inc. (a)	1,180	50,752
	Aviall, Inc. (a)	350	11,823
	DRS Technologies, Inc.	240	11,846
	Esterline Technologies Corp. (a)	460	17,429
	General Dynamics Corp.	6,706	801,702
	Goodrich Corp.	1,300	57,642
	Honeywell International, Inc.	17,020	638,250
	Kaman Corp., Class A	280	5,726
	L-3 Communications Holdings, Inc.	1,030	81,442
	Moog, Inc., Class A (a)	160	4,723
	Northrop Grumman Corp.	800	43,480
	Precision Castparts Corp.	540	28,674

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Rockwell Collins, Inc.	1,840	88,909
Rolls-Royce Group PLC (a)	46,300	305,267
Teledyne Technologies, Inc. (a)	1,250	43,088
United Technologies Corp.	13,762	713,422
	Aerospace & Defense Total	2,915,686
Air Freight & Logistics – 0.1%
C.H. Robinson Worldwide, Inc.	1,350	86,562
HUB Group, Inc., Class A (a)	2,134	78,339
Ryder System, Inc.	210	7,186
UTI Worldwide, Inc.	1,890	146,853
	Air Freight & Logistics Total	318,940
Airlines – 0.0%
AirTran Holdings, Inc. (a)	1,510	19,116
Frontier Airlines, Inc. (a)	1,160	11,345
MAIR Holdings, Inc. (a)	343	2,000
Skywest, Inc.	500	13,410
Southwest Airlines Co.	3,400	50,490
	Airlines Total	96,361
Building Products – 0.4%
American Standard Companies, Inc.	22,390	1,042,254
NCI Building Systems, Inc. (a)	420	17,132
	Building Products Total	1,059,386
Commercial Services & Supplies – 0.6%
ABM Industries, Inc.	500	10,405
Avery Dennison Corp.	700	36,673
Casella Waste Systems, Inc., Class A (a)	1,050	13,787
CBIZ, Inc. (a)	630	3,213
ChoicePoint, Inc. (a)	2,310	99,723
Cintas Corp.	980	40,229
Consolidated Graphics, Inc. (a)	470	20,233
Corporate Executive Board Co.	1,970	153,621
Healthcare Services Group, Inc.	586	11,281
John H. Harland Co.	200	8,880
Korn/Ferry International (a)	1,580	25,896
Labor Ready, Inc. (a)	1,593	40,860
Manpower, Inc.	600	26,634
Mine Safety Appliances Co.	850	32,895

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Commercial Services & Supplies – (continued)
Navigant Consulting, Inc. (a)	550	10,538
NCO Group, Inc. (a)	420	8,677
Nichii Gakkan Co.	14,600	356,472
Pitney Bowes, Inc.	1,000	41,740
Resources Connection, Inc. (a)	940	27,852
Robert Half International, Inc.	4,200	149,478
Senomyx, Inc. (a)	1,008	17,166
Sourcecorp, Inc. (a)	320	6,861
Strayer Education, Inc.	160	15,123
TeleTech Holdings, Inc. (a)	990	9,920
United Stationers, Inc. (a)	220	10,529
Waste Connections, Inc. (a)	1,500	52,620
Waste Management, Inc.	9,411	269,249
	Commercial Services & Supplies Total	1,500,555
Construction & Engineering – 0.3%
Bilfinger Berger AG	8,036	430,908
EMCOR Group, Inc. (a)	160	9,488
Fluor Corp.	500	32,190
Jacobs Engineering Group, Inc. (a)	2,040	137,496
Shaw Group, Inc. (a)	2,600	64,116
Washington Group International, Inc. (a)	300	16,167
	Construction & Engineering Total	690,365
Electrical Equipment – 0.8%
ABB Ltd. (a)	50,000	366,081
Cooper Industries Ltd., Class A	500	34,570
Evergreen Solar, Inc. (a)	2,190	20,433
Genlyte Group, Inc. (a)	360	17,309
Rockwell Automation, Inc.	16,130	853,277
Vestas Wind Systems A/S (a)	31,530	761,858
Woodward Governor Co.	180	15,309
	Electrical Equipment Total	2,068,837
Industrial Conglomerates – 1.9%
3M Co.	8,230	603,753
General Electric Co.	91,596	3,084,037
Siemens AG, Registered Shares	4,547	350,376
Textron, Inc.	11,409	818,254
Walter Industries, Inc.	270	13,208
	Industrial Conglomerates Total	4,869,628

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – 1.7%
Actuant Corp., Class A	360	16,848
AGCO Corp. (a)	1,400	25,480
Atlas Copco AB, Class A	17,651	342,026
Briggs & Stratton Corp.	170	5,880
Bucyrus International, Inc., Class A	530	26,039
Caterpillar, Inc.	9,800	575,750
CLARCOR, Inc.	410	11,775
Dover Corp.	1,000	40,790
Eaton Corp.	6,891	437,923
EnPro Industries, Inc. (a)	510	17,182
ESCO Technologies, Inc. (a)	300	15,021
Harsco Corp.	360	23,605
Ingersoll-Rand Co., Ltd., Class A	13,400	512,282
ITT Industries, Inc.	4,580	520,288
JLG Industries, Inc.	530	19,393
Joy Global, Inc.	2,010	101,425
Kadant, Inc. (a)	222	4,453
Kennametal, Inc.	600	29,424
Manitowoc Co., Inc.	300	15,075
Mitsubishi Heavy Industries, Ltd.	110,000	391,945
Parker Hannifin Corp.	700	45,017
Pentair, Inc.	9,480	346,020
Sandvik AB	12,320	613,118
Terex Corp. (a)	2,570	127,035
Wabtec Corp.	1,860	50,741
	Machinery Total	4,314,535
Road & Rail – 0.3%
Burlington Northern Santa Fe Corp.	500	29,900
Dollar Thrifty Automotive Group, Inc. (a)	160	5,387
East Japan Railway Co.	106	607,272
Florida East Coast Industries, Inc.	620	28,080
Landstar System, Inc.	811	32,465
Norfolk Southern Corp.	1,600	64,896
Werner Enterprises, Inc.	800	13,832
	Road & Rail Total	781,832
Trading Companies & Distributors – 0.2%
Hughes Supply, Inc.	250	8,150

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Trading Companies & Distributors – (continued)
Mitsubishi Corp.	29,800	592,632
United Rentals, Inc. (a)	1,300	25,623
Watsco, Inc.	560	29,742
	Trading Companies & Distributors Total	656,147
	INDUSTRIALS TOTAL	19,272,272
INFORMATION TECHNOLOGY – 10.4%
Communications Equipment – 1.7%
Adtran, Inc.	680	21,420
Anaren, Inc. (a)	883	12,450
Andrew Corp. (a)	2,400	26,760
AudioCodes Ltd. (a)	2,830	31,158
Avocent Corp. (a)	810	25,628
Belden CDT, Inc.	310	6,023
Black Box Corp.	190	7,972
C-COR, Inc. (a)	1,130	7,628
Cisco Systems, Inc. (a)	64,580	1,157,920
Comverse Technology, Inc. (a)	4,310	113,224
Corning, Inc. (a)	12,930	249,937
Dycom Industries, Inc. (a)	620	12,536
Emulex Corp. (a)	420	8,488
F5 Networks, Inc. (a)	1,440	62,597
Harris Corp.	790	33,022
Juniper Networks, Inc. (a)	12,740	303,085
Motorola, Inc.	28,990	640,389
NICE Systems Ltd., ADR (a)	630	28,463
Nokia Oyj, ADR	25,670	434,080
Packeteer, Inc. (a)	2,240	28,112
Plantronics, Inc.	450	13,865
QUALCOMM, Inc.	12,970	580,408
SiRF Technology Holdings, Inc. (a)	926	27,900
Telefonaktiebolaget LM Ericsson, Class B	110,846	407,751
Tollgrade Communications, Inc. (a)	510	4,315
	Communications Equipment Total	4,245,131
Computers & Peripherals – 2.0%
Apple Computer, Inc. (a)	7,020	376,342
Dell, Inc. (a)	27,050	925,110
Electronics for Imaging, Inc. (a)	500	11,470
EMC Corp. (a)	31,360	405,798
Hewlett-Packard Co.	48,560	1,417,952

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Computers & Peripherals – (continued)
Imation Corp.	250	10,718
Intergraph Corp. (a)	190	8,495
International Business Machines Corp.	22,525	1,806,955
M-Systems Flash Disk Pioneers Ltd. (a)	1,340	40,093
NCR Corp. (a)	220	7,020
Neoware Systems, Inc. (a)	1,316	22,030
SanDisk Corp. (a)	2,990	144,268
Stratasys, Inc. (a)	700	20,790
	Computers & Peripherals Total	5,197,041
Electronic Equipment & Instruments – 0.6%
Agilent Technologies, Inc. (a)	13,500	442,125
Agilysys, Inc.	390	6,568
Anixter International, Inc.	1,150	46,379
Arrow Electronics, Inc. (a)	1,700	53,312
AU Optronics Corp., ADR	25,918	335,897
AVX Corp.	1,450	18,473
Benchmark Electronics, Inc. (a)	400	12,048
Brightpoint, Inc. (a)	1,110	21,245
Daktronics, Inc.	1,510	36,210
Flextronics International Ltd. (a)	2,000	25,700
FLIR Systems, Inc. (a)	520	15,382
Global Imaging Systems, Inc. (a)	1,067	36,331
Hoya Corp.	2,500	83,502
Hoya Corp. W/I (a)	7,500	255,021
Ingram Micro, Inc., Class A (a)	1,900	35,226
Itron, Inc. (a)	680	31,049
Littelfuse, Inc. (a)	1,200	33,756
Mettler-Toledo International, Inc. (a)	900	45,882
MTS Systems Corp.	360	13,597
Plexus Corp. (a)	2,280	38,965
Tektronix, Inc.	1,200	30,276
Vishay Intertechnology, Inc. (a)	1,060	12,667
	Electronic Equipment & Instruments Total	1,629,611
Internet Software & Services – 0.6%
CNET Networks, Inc. (a)	1,100	14,927
Digital River, Inc. (a)	610	21,259
Digitas, Inc. (a)	4,200	47,712
EarthLink, Inc. (a)	1,660	17,762

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
Equinix, Inc. (a)	160	6,664
Google, Inc., Class A (a)	1,470	465,196
InfoSpace, Inc. (a)	260	6,206
Keynote Systems, Inc. (a)	245	3,180
Openwave Systems, Inc. (a)	730	13,125
Secure Computing Corp. (a)	2,560	29,056
ValueClick, Inc. (a)	950	16,236
VeriSign, Inc. (a)	2,850	60,905
Yahoo!, Inc. (a)	26,080	882,547
	Internet Software & Services Total	1,584,775
IT Services – 0.2%
Acxiom Corp.	470	8,798
Affiliated Computer Services, Inc., Class A (a)	1,010	55,146
Alliance Data Systems Corp. (a)	2,290	89,653
Anteon International Corp. (a)	1,090	46,608
Cognizant Technology Solutions Corp., Class A (a)	2,240	104,362
Euronet Worldwide, Inc. (a)	920	27,223
Fiserv, Inc. (a)	1,200	55,044
Global Payments, Inc.	800	62,176
MAXIMUS, Inc.	210	7,508
MPS Group, Inc. (a)	2,450	28,910
MTC Technologies, Inc. (a)	620	19,828
Paychex, Inc.	1,430	53,024
Sykes Enterprises, Inc. (a)	2,300	27,370
	IT Services Total	585,650
Semiconductors & Semiconductor Equipment – 2.7%
Altera Corp. (a)	1,470	28,092
ATI Technologies, Inc. (a)	1,400	19,516
ATMI, Inc. (a)	330	10,230
Broadcom Corp., Class A (a)	11,870	556,822
Cymer, Inc. (a)	1,050	32,886
Cypress Semiconductor Corp. (a)	7,230	108,811
Entegris, Inc. (a)	4,170	47,121
Exar Corp. (a)	600	8,412
Fairchild Semiconductor International, Inc. (a)	17,300	257,078
Intel Corp.	53,458	1,317,740
Intersil Corp., Class A	2,600	56,628
KLA-Tencor Corp.	860	41,934

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Semiconductors & Semiconductor Equipment – (continued)
Lam Research Corp. (a)	200	6,094
Marvell Technology Group Ltd. (a)	3,760	173,374
MEMC Electronic Materials, Inc. (a)	38,060	867,387
Microchip Technology, Inc.	11,960	360,235
Microsemi Corp. (a)	2,215	56,571
National Semiconductor Corp.	1,550	40,765
Nikon Corp.	44,000	556,551
NVIDIA Corp. (a)	1,340	45,935
Samsung Electronics Co., Ltd., GDR	1,530	436,072
Semtech Corp. (a)	1,790	29,481
Sigmatel, Inc. (a)	250	5,060
Silicon Laboratories, Inc. (a)	820	24,920
Skyworks Solutions, Inc. (a)	3,070	21,551
Standard Microsystems Corp. (a)	530	15,852
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	84,276	692,749
Tessera Technologies, Inc. (a)	1,540	46,061
Texas Instruments, Inc.	33,030	1,119,717
Virage Logic Corp. (a)	3,870	29,993
	Semiconductors & Semiconductor Equipment Total	7,013,638
Software – 2.6%
Activision, Inc. (a)	800	16,360
Amdocs Ltd. (a)	1,940	53,796
American Reprographics Co. (a)	634	10,841
Ansys, Inc. (a)	991	38,144
Autodesk, Inc.	14,512	673,937
Cadence Design Systems, Inc. (a)	1,000	16,160
Captaris, Inc. (a)	1,240	4,662
Check Point Software Technologies Ltd. (a)	2,590	62,989
Citrix Systems, Inc. (a)	3,280	82,459
Electronic Arts, Inc. (a)	8,680	493,805
Epicor Software Corp. (a)	1,700	22,100
Hyperion Solutions Corp. (a)	2,240	108,976
Internet Security Systems, Inc. (a)	560	13,446
Kronos, Inc. (a)	520	23,213
Lawson Software, Inc. (a)	1,160	8,050
Macrovision Corp. (a)	430	8,213
McAfee, Inc. (a)	12,850	403,747

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
Mercury Interactive Corp. (a)	1,440	57,024
Micros Systems, Inc. (a)	330	14,438
Microsoft Corp.	88,060	2,265,784
MSC.Software Corp. (a)	790	12,419
NAVTEQ (a)	8,320	415,584
Open Solutions, Inc. (a)	1,220	26,620
Oracle Corp. (a)	34,530	427,827
Parametric Technology Corp. (a)	2,650	18,470
Phoenix Technologies Ltd. (a)	825	6,212
PLATO Learning, Inc. (a)	920	7,001
Progress Software Corp. (a)	1,860	59,092
Quest Software, Inc. (a)	1,380	20,797
RSA Security, Inc. (a)	1,480	18,811
SAP AG	1,587	274,372
SAP AG, ADR	22,690	983,158
SeaChange International, Inc. (a)	250	1,590
Sybase, Inc. (a)	510	11,944
Synopsys, Inc. (a)	400	7,560
THQ, Inc. (a)	460	9,807
TIBCO Software, Inc. (a)	330	2,759
Transaction Systems Architects, Inc. (a)	590	16,432
	Software Total	6,698,599
	INFORMATION TECHNOLOGY TOTAL	26,954,445
MATERIALS – 2.5%
Chemicals – 1.6%
Air Products & Chemicals, Inc.	16,665	918,908
Airgas, Inc.	970	28,741
Ashland, Inc.	600	33,144
Celanese Corp., Series A	2,100	36,225
Cytec Industries, Inc.	280	12,146
Eastman Chemical Co.	500	23,485
Ecolab, Inc.	1,250	39,913
Engelhard Corp.	1,100	30,701
Georgia Gulf Corp.	330	7,946
H.B. Fuller Co.	420	13,054
Kaneka Corp.	27,000	354,202
Linde AG	7,494	552,503
Lubrizol Corp.	1,300	56,329
Minerals Technologies, Inc.	210	12,014
Nalco Holding Co. (a)	1,800	30,366

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Chemicals – (continued)
Potash Corp. of Saskatchewan, Inc.	1,710	159,577
PPG Industries, Inc.	3,518	208,231
Praxair, Inc.	24,310	1,165,178
Rohm and Haas Co.	1,100	45,243
Schulman (A.), Inc.	560	10,052
Sensient Technologies Corp.	360	6,822
Shin-Etsu Chemical Co., Ltd.	7,400	324,569
Stepan Co.	300	7,518
Symyx Technologies, Inc. (a)	1,710	44,665
UAP Holding Corp.	330	5,973
	Chemicals Total	4,127,505
Construction Materials – 0.4%
Cemex SA de CV, ADR	1,000	52,300
Eagle Materials, Inc.	870	105,592
Holcim Ltd., Registered Shares	11,931	793,284
Martin Marietta Materials, Inc.	775	60,807
	Construction Materials Total	1,011,983
Containers & Packaging – 0.0%
AptarGroup, Inc.	210	10,460
Bemis Co., Inc.	1,600	39,520
Crown Holdings, Inc. (a)	1,700	27,098
Greif, Inc., Class A	350	21,035
	Containers & Packaging Total	98,113
Metals & Mining – 0.2%
Allegheny Technologies, Inc.	600	18,588
AMCOL International Corp.	1,040	19,833
Carpenter Technology Corp.	240	14,066
Cleveland-Cliffs, Inc.	230	20,035
Foundation Coal Holdings, Inc.	580	22,301
Freeport-McMoRan Copper & Gold, Inc., Class B	2,110	102,525
Inco Ltd.	1,240	58,714
Metal Management, Inc.	450	11,408
Nucor Corp.	800	47,192
Phelps Dodge Corp.	880	114,338
Quanex Corp.	190	12,582
Reliance Steel & Aluminum Co.	260	13,762
RTI International Metals, Inc. (a)	320	12,592

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Worthington Industries, Inc.	830	17,455
	Metals & Mining Total	485,391
Paper & Forest Products – 0.3%
Georgia-Pacific Corp.	1,600	54,496
Glatfelter	810	11,413
MeadWestvaco Corp.	21,574	595,874
Mercer International, Inc. (a)	1,080	8,931
	Paper & Forest Products Total	670,714
	MATERIALS TOTAL	6,393,706
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 1.1%
BellSouth Corp.	15,749	414,199
North Pittsburgh Systems, Inc.	380	7,756
SBC Communications, Inc.	26,854	643,690
Talk America Holdings, Inc. (a)	429	4,045
Tekelec (a)	318	6,662
Telefonica SA	26,814	439,328
Telenor ASA	47,583	425,789
Verizon Communications, Inc.	24,499	800,872
	Diversified Telecommunication Services Total	2,742,341
Wireless Telecommunication Services – 0.5%
Alamosa Holdings, Inc. (a)	1,410	24,125
American Tower Corp., Class A (a)	5,777	144,136
Cosmote Mobile Telecommunications SA	13,510	266,969
Crown Castle International Corp. (a)	3,240	79,801
Dobson Communications Corp., Class A (a)	1,300	9,984
Jamdat Mobile, Inc. (a)	130	2,730
Millicom International Cellular SA (a)	4,316	79,501
NII Holdings, Inc. (a)	620	52,359
NTT DoCoMo, Inc.	298	534,145
Price Communications Corp. (a)	438	7,205
SBA Communications Corp., Class A (a)	2,339	36,138
SpectraLink Corp.	1,185	15,109
Telephone & Data Systems, Inc.	1,100	42,900
Telephone & Data Systems, Inc., Special Shares	1,100	41,305

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
VimpelCom, ADR (a)	860	38,218
	Wireless Telecommunication Services Total	1,374,625
	TELECOMMUNICATION SERVICES TOTAL	4,116,966
UTILITIES – 1.5%
Electric Utilities – 0.9%
ALLETE, Inc.	220	10,078
American Electric Power Co., Inc.	7,983	316,925
Central Vermont Public Service Corp.	530	9,275
Edison International	7,400	349,872
El Paso Electric Co. (a)	600	12,510
Entergy Corp.	6,229	462,939
Exelon Corp.	11,381	608,201
FPL Group, Inc.	7,994	380,514
Hawaiian Electric Industries, Inc.	1,100	30,668
Maine & Maritimes Corp.	120	2,364
MGE Energy, Inc.	210	7,667
Otter Tail Corp.	300	9,282
PPL Corp.	1,000	32,330
Puget Energy, Inc.	520	12,210
Reliant Energy, Inc. (a)	2,300	35,512
	Electric Utilities Total	2,280,347
Gas Utilities – 0.0%
AGL Resources, Inc.	800	29,688
Cascade Natural Gas Corp.	230	5,007
Energen Corp.	1,300	56,238
Northwest Natural Gas Co.	170	6,328
WGL Holdings, Inc.	180	5,783
	Gas Utilities Total	103,044
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (a)	8,680	142,612
Constellation Energy Group, Inc.	1,200	73,920
TXU Corp.	5,009	565,416
	Independent Power Producers & Energy Traders Total	781,948
Multi - Utilities – 0.3%
CH Energy Group, Inc.	360	17,093
Dominion Resources, Inc.	3,914	337,152

	Shares	Value ($)
Common Stocks – (continued)
UTILITIES – (continued)
Multi - Utilities – (continued)
Energy East Corp.	1,300	32,747
PG&E Corp.	10,711	420,407
Sempra Energy	900	42,354
	Multi - Utilities Total	849,753
	UTILITIES TOTAL	4,015,092

Total Common Stocks (cost of $139,471,241)		163,999,299

		Par ($)
Corporate Fixed-Income Bonds & Notes – 11.7%
BASIC MATERIALS – 0.4%
Chemicals – 0.2%
Airgas, Inc.
	9.125% 10/01/11	140,000	150,850
EquiStar Chemicals LP
	10.125% 09/01/08	60,000	64,800
	10.625% 05/01/11	15,000	16,350
Nalco Co.
	7.750% 11/15/11	90,000	92,475
Airgas, Inc.
	6.250% 07/15/14	20,000	20,300
NOVA Chemicals Corp.
	6.500% 01/15/12	55,000	53,900
	Chemicals Total		398,675
Forest Products & Paper – 0.1%
International Paper Co.
	4.250% 01/15/09	250,000	244,192
Boise Cascade LLC
	7.125% 10/15/14(b)	125,000	118,438
	Forest Products & Paper Total		362,630
Iron / Steel – 0.0%
Russel Metals, Inc.
	6.375% 03/01/14	80,000	77,600
United States Steel Corp.
	9.750% 05/15/10	25,000	27,344
	Iron / Steel Total		104,944
Metals & Mining – 0.1%
Alcan, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
	4.500% 05/15/13	300,000	289,152
	Metals & Mining Total		289,152
	BASIC MATERIALS TOTAL		1,155,401
COMMUNICATIONS – 1.4%
Advertising – 0.1%
Lamar Media Corp.
	7.250% 01/01/13	225,000	236,250
	Advertising Total		236,250
Media – 0.6%
Dex Media West LLC
	5.875% 11/15/11	130,000	128,700
	9.875% 08/15/13	55,000	60,775
DirecTV Holdings LLC
	6.375% 06/15/15	10,000	9,850
	8.375% 03/15/13	145,000	158,775
EchoStar DBS Corp.
	5.750% 10/01/08	110,000	108,762
	6.625% 10/01/14	65,000	64,513
Emmis Operating Co.
	6.875% 05/15/12	55,000	54,863
Jones Intercable, Inc.
	7.625% 04/15/08	350,000	372,480
LIN Television Corp.
	6.500% 05/15/13	110,000	103,950
R.H. Donnelley Finance Corp.
	10.875% 12/15/12(b)	130,000	145,925
Rogers Cable, Inc.
	6.250% 06/15/13	120,000	117,000
	7.875% 05/01/12	30,000	31,950
Time Warner, Inc.
	6.625% 05/15/29	300,000	313,776
	Media Total		1,671,319
Telecommunication Services – 0.7%
Citizens Communications Co.
	9.000% 08/15/31	40,000	40,650
Deutsche Telekom International Finance BV
	8.500% 06/15/10	275,000	310,648

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	150,000	201,723
Nextel Communications, Inc.
	5.950% 03/15/14	45,000	46,125
Rogers Wireless, Inc.
	7.500% 03/15/15	70,000	75,425
	8.000% 12/15/12	95,000	100,225
Sprint Capital Corp.
	6.875% 11/15/28	200,000	220,652
Verizon Global Funding Corp.
	7.750% 12/01/30	475,000	578,635
Vodafone Group PLC
	7.750% 02/15/10	150,000	167,240
	Telecommunication Services Total		1,741,323
	COMMUNICATIONS TOTAL		3,648,892
CONSUMER CYCLICAL – 1.4%
Airlines – 0.3%
United Airlines, Inc.
	9.200% 03/22/08(c)	507,021	253,510
	7.032% 10/01/10(d)	546,033	531,017
	Airlines Total		784,527
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	150,000	181,823
	Auto Manufacturers Total		181,823
Auto Parts & Equipment – 0.0%
Accuride Corp.
	8.500% 02/01/15	55,000	53,900
TRW Automotive, Inc.
	9.375% 02/15/13	40,000	43,400
	Auto Parts & Equipment Total		97,300
Entertainment – 0.1%
Cinemark USA, Inc.
	9.000% 02/01/13	110,000	114,125
Speedway Motorsports, Inc.
	6.750% 06/01/13	110,000	112,887
Warner Music Group
	7.375% 04/15/14	75,000	75,469
	Entertainment Total		302,481

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Home Builders – 0.1%
Beazer Homes USA
	6.875% 07/15/15	65,000	62,969
K. Hovnanian Enterprises, Inc.
	6.500% 01/15/14	50,000	48,375
	6.375% 12/15/14	30,000	28,575
	6.000% 01/15/10	40,000	38,300
KB Home
	8.625% 12/15/08	100,000	108,000
	Home Builders Total		286,219
Home Furnishings – 0.0%
Sealy Mattress Co.
	8.250% 06/15/14	65,000	64,675
	Home Furnishings Total		64,675
Leisure Time – 0.1%
Leslie’s Poolmart
	7.750% 02/01/13	65,000	65,650
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	50,000	51,188
	8.750% 02/02/11	130,000	146,575
	6.875% 12/01/13	50,000	52,437
	Leisure Time Total		315,850
Lodging – 0.3%
Caesars Entertainment, Inc.
	9.375% 02/15/07	25,000	26,438
	8.875% 09/15/08	25,000	27,313
	7.875% 03/15/10	30,000	32,625
CCM Merger, Inc.
	8.000% 08/01/13	65,000	65,813
MGM Mirage
	6.000% 10/01/09	85,000	83,937
	8.500% 09/15/10	140,000	152,250
Starwood Hotels & Resorts Worldwide, Inc.
	7.875% 05/01/12	110,000	121,000
Station Casinos, Inc.
	6.500% 02/01/14	225,000	225,562
Wynn Las Vegas LLC
	6.625% 12/01/14	115,000	109,537
	Lodging Total		844,475

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 0.2%
AutoNation, Inc.
	9.000% 08/01/08	105,000	113,400
Couche-Tard
	7.500% 12/15/13	105,000	108,412
Domino’s, Inc.
	8.250% 07/01/11	75,000	78,750
Group 1 Automotive, Inc.
	8.250% 08/15/13	55,000	55,000
Suburban Propane Partners LP
	6.875% 12/15/13	25,000	23,375
	Retail Total		378,937
Retail – 0.2%
Wal-Mart Stores, Inc.
	4.000% 01/15/10	400,000	389,760
	Retail Total		389,760
	CONSUMER CYCLICAL TOTAL		3,646,047
CONSUMER NON-CYCLICAL – 1.5%
Beverages – 0.2%
Constellation Brands, Inc.
	8.125% 01/15/12	75,000	79,125
Cott Beverages, Inc.
	8.000% 12/15/11	185,000	190,550
Diageo Capital PLC
	3.375% 03/20/08	375,000	364,080
	Beverages Total		633,755
Commercial Services – 0.2%
Corrections Corp. of America
	7.500% 05/01/11	155,000	160,037
Iron Mountain, Inc.
	8.625% 04/01/13	160,000	168,000
	7.750% 01/15/15	10,000	10,175
United Rentals, Inc.
	7.750% 11/15/13	60,000	58,200
Stewart Enterprises, Inc.
	6.250% 02/15/13(b)	65,000	61,750
Corrections Corp. of America
	6.250% 03/15/13	30,000	29,700

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Mac-Gray Corp.
	7.625% 08/15/15	65,000	66,300
	Commercial Services Total		554,162
Cosmetics / Personal Care – 0.1%
Procter & Gamble Co.
	4.750% 06/15/07	350,000	351,666
	Cosmetics / Personal Care Total		351,666
Food – 0.3%
General Mills, Inc.
	2.625% 10/24/06	325,000	318,549
Kroger Co.
	6.200% 06/15/12	300,000	314,886
Del Monte Corp.
	6.750% 02/15/15(b)	90,000	90,450
	Food Total		723,885
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10	275,000	273,008
	Healthcare Products Total		273,008
Healthcare Services – 0.5%
Extendicare Health Services, Inc.
	9.500% 07/01/10	15,000	16,050
	6.875% 05/01/14	50,000	49,250
HCA, Inc.
	6.950% 05/01/12	225,000	232,173
Triad Hospitals, Inc.
	7.000% 11/15/13	45,000	45,563
	7.000% 05/15/12	125,000	128,437
Coventry Health Care, Inc.
	5.875% 01/15/12	115,000	117,587
UnitedHealth Group, Inc.
	3.375% 08/15/07	400,000	391,608
Fisher Scientific International, Inc.
	6.750% 08/15/14	145,000	151,525
Community Health Systems
	6.500% 12/15/12	25,000	25,063

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Select Medical Corp.
	7.625% 02/01/15(b)	60,000	57,600
	Healthcare Services Total		1,214,856
Household Products / Wares – 0.0%
Scotts Co.
	6.625% 11/15/13	50,000	51,250
	Household Products / Wares Total		51,250
Pharmaceuticals – 0.1%
Omnicare, Inc.
	8.125% 03/15/11	60,000	62,550
AmerisourceBergen Corp.
	5.625% 09/15/12	60,000	59,400
Mylan Laboratories, Inc.
	6.375% 08/15/15	30,000	30,038
	Pharmaceuticals Total		151,988
	CONSUMER NON-CYCLICAL TOTAL		3,954,570
ENERGY – 1.0%
Coal – 0.1%
Peabody Energy Corp.
	6.875% 03/15/13	225,000	235,125
	Coal Total		235,125
Oil & Gas – 0.6%
Chesapeake Energy Corp.
	6.375% 06/15/15(b)	100,000	100,625
	7.500% 09/15/13	120,000	127,800
Devon Energy Corp.
	7.950% 04/15/32	250,000	319,500
Marathon Oil Corp.
	6.800% 03/15/32	250,000	288,087
Newfield Exploration Co.
	6.625% 09/01/14	165,000	171,600
Plains Exploration & Production Co.
	7.125% 06/15/14	130,000	137,150
Pogo Producing Co.
	6.625% 03/15/15(b)	85,000	86,169
Pride International, Inc.
	7.375% 07/15/14	85,000	91,800
Vintage Petroleum, Inc.
	7.875% 05/15/11	110,000	114,675
	Oil & Gas Total		1,437,406

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.1%
Grant Prideco, Inc.
	6.125% 08/15/15	135,000	136,350
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	85,000	84,469
Universal Compression, Inc.
	7.250% 05/15/10	100,000	103,750
	Oil & Gas Services Total		324,569
Pipelines – 0.2%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	325,000	376,928
MarkWest Energy Partners LP
	6.875% 11/01/14(b)	75,000	73,875
Williams Companies, Inc.
	7.125% 09/01/11	25,000	26,063
	8.125% 03/15/12	130,000	143,000
	Pipelines Total		619,866
	ENERGY TOTAL		2,616,966
FINANCIALS – 3.5%
Banks – 0.9%
HSBC Capital Funding LP
	9.547% 12/31/49(b)	550,000	654,329
Rabobank Capital Funding II
	5.260% 12/31/49(b)	550,000	560,401
Wachovia Corp.
	4.875% 02/15/14	550,000	544,654
Wells Fargo & Co.
	3.874% 03/10/08(e)	700,000	699,846
	Banks Total		2,459,230
Diversified Financial Services – 2.0%
American Express Credit Corp.
	3.000% 05/16/08	375,000	360,263
Capital One Bank
	4.875% 05/15/08	190,000	190,604
Caterpillar Financial Services Corp.
	3.625% 11/15/07	250,000	245,208
Citicorp
	8.040% 12/15/19(b)	1,075,000	1,323,637
Countrywide Home Loans, Inc.
	2.875% 02/15/07	300,000	292,944

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Credit Suisse First Boston USA, Inc.
	4.875% 08/15/10	350,000	350,420
E*Trade Financial Corp.
	7.375% 09/15/13	55,000	55,275
Goldman Sachs Group, Inc.
	6.345% 02/15/34	325,000	337,909
John Deere Capital Corp.
	4.625% 04/15/09	350,000	349,650
JPMorgan Chase Capital XV
	5.875% 03/15/35	425,000	416,551
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	375,000	367,987
Morgan Stanley
	6.750% 04/15/11	360,000	390,715
SLM Corp.
	5.125% 08/27/12	525,000	530,418
	Diversified Financial Services Total		5,211,581
Insurance – 0.3%
Prudential Insurance Co. of America
	7.650% 07/01/07(b)	325,000	340,340
American International Group, Inc.
	2.875% 05/15/08	575,000	549,861
	Insurance Total		890,201
Real Estate Investment Trusts – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	350,000	370,538
Host Marriott LP
	6.375% 03/15/15(b)	60,000	58,125
	Real Estate Investment Trusts Total		428,663
Venture Capital – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	180,000	183,600
	Venture Capital Total		183,600
	FINANCIALS TOTAL		9,173,275
INDUSTRIALS – 1.6%
Aerospace & Defense – 0.3%
L-3 Communications Corp.
	7.625% 06/15/12	175,000	184,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
Raytheon Co.
	8.300% 03/01/10	325,000	367,936
TransDigm, Inc.
	8.375% 07/15/11	95,000	99,750
L-3 Communications Corp.
	6.125% 07/15/13	35,000	34,912
	6.375% 10/15/15	15,000	15,075
Sequa Corp.
	9.000% 08/01/09	20,000	21,250
	Aerospace & Defense Total		723,548
Auto Manufacturers – 0.2%
Ford Motor Credit Co.
	7.375% 10/28/09	525,000	509,439
	Auto Manufacturers Total		509,439
Environmental Control – 0.2%
Allied Waste North America, Inc.
	9.250% 09/01/12	67,000	72,695
Waste Management, Inc.
	7.375% 08/01/10	350,000	384,163
Allied Waste North America, Inc.
	6.375% 04/15/11	40,000	38,400
	Environmental Control Total		495,258
Machinery - Diversified – 0.1%
Westinghouse Air Brake Technologies Corp.
	6.875% 07/31/13	115,000	117,300
Manitowoc Co., Inc.
	7.125% 11/01/13	85,000	88,188
	Machinery - Diversified Total		205,488
Miscellaneous Manufacturing – 0.3%
General Electric Co.
	5.000% 02/01/13	700,000	706,447
Trinity Industries, Inc.
	6.500% 03/15/14	10,000	9,800
	Miscellaneous Manufacturing Total		716,247
Packaging & Containers – 0.3%
Ball Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
	6.875% 12/15/12	200,000	205,000
Smurfit-Stone Container Corp.
	9.750% 02/01/11	110,000	111,100
Silgan Holdings, Inc.
	6.750% 11/15/13	225,000	226,125
Owens-Illinois, Inc.
	7.500% 05/15/10	160,000	162,000
Stone Container Finance
	7.375% 07/15/14	40,000	35,500
Owens-Brockway Glass Container, Inc.
	6.750% 12/01/14	25,000	24,125
	Packaging & Containers Total		763,850
Transportation – 0.2%
FedEx Corp.
	7.530% 09/23/06	117,156	119,573
Offshore Logistics, Inc.
	6.125% 06/15/13	95,000	93,100
Teekay Shipping Corp.
	8.875% 07/15/11	265,000	301,437
Overseas Shipholding Group
	8.250% 03/15/13	115,000	124,775
	Transportation Total		638,885
	INDUSTRIALS TOTAL		4,052,715
TECHNOLOGY – 0.2%
Computers – 0.1%
International Business Machines Corp.
	5.875% 11/29/32	250,000	266,065
	Computers Total		266,065
Semiconductors – 0.1%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	100,000	104,000
	Semiconductors Total		104,000
	TECHNOLOGY TOTAL		370,065
UTILITIES – 0.7%
Electric – 0.6%
AES Corp.
	7.750% 03/01/14	150,000	160,500

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Exelon Generation Co.
	6.950% 06/15/11	275,000	298,491
Nevada Power Co.
	5.875% 01/15/15(b)	55,000	54,730
	6.500% 04/15/12	30,000	30,825
NorthWestern Corp.
	5.875% 11/01/14(b)	10,000	10,213
Scottish Power PLC
	4.910% 03/15/10	350,000	349,219
TECO Energy, Inc.
	6.750% 05/01/15(b)	65,000	68,006
	7.000% 05/01/12	45,000	47,531
Texas Genco LLC
	6.875% 12/15/14(b)	100,000	101,750
Virginia Electric & Power Co.
	5.375% 02/01/07	425,000	428,774
	Electric Total		1,550,039
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	200,000	198,710
	Gas Total		198,710
	UTILITIES TOTAL		1,748,749

	Total Corporate Fixed-Income Bonds & Notes (cost of $30,432,305)		30,366,680
Mortgage-Backed Securities – 7.2%
Federal Home Loan Mortgage Corp.
	5.000% 08/01/20	4,320,708	4,310,791
	5.500% 12/01/32	83,781	83,885
	5.500% 09/01/34	1,414,542	1,415,370
	6.500% 12/01/10	50,087	51,723
	6.500% 05/01/11	92,438	95,448
	6.500% 06/01/11	384,036	396,541
	6.500% 03/01/26	119,416	123,303
	6.500% 06/01/26	126,937	131,069
	6.500% 03/01/27	107,502	110,977
	6.500% 09/01/28	160,946	166,072
	6.500% 06/01/31	417,457	429,995
	6.500% 07/01/31	40,429	41,667

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 04/01/29	12,785	13,380
	7.000% 08/01/31	20,595	21,522
	7.500% 07/01/15	4,018	4,243
	7.500% 01/01/30	18,775	19,908
	8.000% 09/01/15	15,305	16,366
	12.000% 07/01/20	105,909	116,156
Federal National Mortgage Association
	5.000% 01/01/18	455,671	454,972
	5.000% 06/01/18	3,228,115	3,221,843
	5.000% 11/01/18	427,402	426,572
	5.500% 05/01/16	43,916	44,589
	5.500% 10/01/33	1,861,682	1,862,546
	5.500% 10/01/34	2,211,096	2,211,256
	6.000% 04/01/16	62,954	64,768
	6.000% 07/01/31	42,871	43,614
	6.000% 12/01/99	840,000	853,912
	6.120% 10/01/08	228,456	222,933
	6.500% 08/01/31	27,868	28,730
	6.500% 12/01/31	404,161	416,651
	7.000% 07/01/31	37,022	38,755
	7.000% 07/01/32	27,239	28,513
	7.000% 12/01/32	268,978	281,556
	7.500% 09/01/15	19,099	20,200
	7.500% 02/01/30	12,949	13,706
	7.500% 08/01/31	52,081	55,119
	8.000% 04/01/30	4,694	5,019
	8.000% 05/01/30	16,138	17,254
Government National Mortgage Association
	3.750% 07/20/25	33,449	33,889
	6.000% 03/15/29	4,195	4,303
	6.500% 05/15/13	57,171	59,529
	6.500% 05/15/24	33,528	34,976
	6.500% 04/15/29	33,442	34,852
	6.500% 05/15/29	24,450	25,481
	7.000% 11/15/13	6,115	6,421
	7.000% 06/15/31	9,242	9,720
	7.500% 09/15/29	14,724	15,643
	8.000% 03/15/26	436,140	467,602
	9.000% 12/15/17	5,025	5,456

	Total Mortgage-Backed Securities (cost of $18,239,323)		18,558,796

		Par ($)	Value ($)
Government Agencies & Obligations – 5.3%
FOREIGN GOVERNMENT OBLIGATIONS – 0.4%
Province of Quebec
	7.000% 01/30/07	525,000	542,083
United Mexican States
	7.500% 04/08/33	375,000	433,688
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		975,771
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 4.9%
Federal Home Loan Bank System
	2.250% 05/15/06	100,000	98,776
	4.375% 09/11/09	1,300,000	1,295,402
Federal National Mortgage Association
	6.625% 09/15/09	2,595,000	2,788,644
U.S. Treasury Bill
	3.370% 12/15/05	325,000	322,140
U.S. Treasury Bonds
	6.250% 08/15/23	4,520,000	5,404,754
U.S. Treasury Notes
	4.250% 11/15/13	1,900,000	1,891,761
	4.250% 08/15/14	900,000	894,375
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		12,695,852

	Total Government Agencies & Obligations (cost of $13,668,278)		13,671,623
Asset-Backed Securities – 3.5%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	800,000	781,080
California Infrastructure
	6.420% 12/26/09	1,200,000	1,236,480
Capital One Multi-Asset Execution Trust
	3.650% 07/15/11	870,000	849,007
Chemical Bank Master Credit Card Trust I
	5.980% 09/15/08	150,000	150,807
Citibank Credit Card Issuance Trust
	2.900% 05/17/10	1,800,000	1,727,586
Consumer Funding LLC
	5.430% 04/20/15	510,000	527,131
Green Tree Financial Corp.
	6.870% 01/15/29	147,361	153,774

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Navistar Financial Corp. Owner Trust
	3.250% 10/15/10	1,700,000	1,664,844
Origen Manufactured Housing
	3.380% 08/15/17	550,000	535,546
PG&E Energy Recovery Funding LLC
	3.870% 06/25/11	660,000	650,159
Providian Gateway Master Trust
	3.350% 09/15/11(b)	200,000	195,082
Standard Credit Card Master Trust
	6.550% 10/07/07	500,000	500,070

	Total Asset-Backed Securities (cost of $9,286,094)		8,971,566
Collateralized Mortgage Obligations – 2.2%
AGENCY – 1.7%
Federal Home Loan Mortgage Corp.
	5.000% 12/15/15	733,633	736,935
	4.500% 03/15/18	1,500,000	1,474,824
Federal National Mortgage Association
	5.000% 07/25/15	1,500,000	1,501,003
	5.000% 12/25/15	615,000	615,324
	AGENCY TOTAL		4,328,086
NON - AGENCY – 0.5%
American Mortgage Trust
	8.445% 09/27/22	20,951	14,666
Countrywide Alternative Loan Trust
	5.250% 08/25/35	671,656	673,369
	5.500% 10/25/35	700,000	705,908
Rural Housing Trust
	6.330% 04/01/26	7,525	7,471
	NON - AGENCY TOTAL		1,401,414

	Total Collateralized Mortgage Obligations (cost of $5,860,742)		5,729,500
Commercial Mortgage-Backed Obligations – 1.8%
First Union Chase Commercial Mortgage
	6.645% 06/15/31	733,661	767,989
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	3,750,000	4,017,300

	Total Commercial Mortgage-Backed Obligations (cost of $4,640,179)		4,785,289

		Shares	Value ($)
Investment Companies – 0.1%
	iShares Dow Jones U.S. Real Estate Index Fund	470	30,207
	iShares Nasdaq Biotechnology Index Fund (a)	1,130	87,010
	iShares Russell 2000 Index Fund	1,200	79,668

	Total Investment Companies (cost of $192,723)		196,885
CONVERTIBLE PREFERRED STOCK – 0.0%
BASIC MATERIALS – 0.0%
Chemicals – 0.0%
	Celanese Corp. (a)	200	5,280
	Chemicals Total		5,280
	BASIC MATERIALS TOTAL		5,280

	Total Convertible Preferred Stock (cost of $5,000)		5,280

		Par ($)
Convertible Bond – 0.0%
COMMUNICATIONS – 0.0%
Telecommunication Services– 0.0%
Lucent Technologies, Inc.
	2.750% 06/15/25	20,073	24,211
	Telecommunication Services Total		24,211
	COMMUNICATIONS TOTAL		24,211

	Total Convertible Bond (cost of $22,948)		24,211
Short-Term Obligation – 5.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 10/15/08, market value of $13,948,744 (repurchase proceeds $13,649,582)	13,646,000	13,646,000

	Total Short-Term Obligation (cost of $13,646,000)		13,646,000

Total Investments – 100.4% (cost of $235,464,833)(f)(g)	259,955,129

Other Assets & Liabilities, Net – (0.4)%	(954,548)

Net Assets – 100.0%	259,000,581

Notes to Investment Portfolio:

*         Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b)      Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $4,101,445, which represents 1.4% of net assets.

(c)       The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At September 30, 2005, the value of this security represents 0.1% of net assets.

(d)      The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2005, the value of these securities amounted to $531,017, which represents 0.2% of net assets.

(e) The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(f) Cost for federal income tax purposes is $235,464,833.

(g) Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$28,604,594	$(4,114,298)	$24,490,296

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

As of September 30, 2005, the Fund held the following open short futures contract:

			Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Note	20	$4,117,813	$4,126,140	Dec-05	$8,327

As of September 30, 2005, the Fund held the following open long futures contract:

			Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
S&P Mini 500	17	$5,245,775	$5,306,261	Dec-05	$(60,486)

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Liberty Federal Securities Fund, Variable Series

		Par ($)	Value ($)*
Mortgage-Backed Securities – 55.0%
Federal Home Loan Mortgage Corp.
	5.500% 08/01/17	109,142	110,781
	5.500% 12/01/17	43,160	43,808
	6.000% 04/01/32	35,898	36,545
	7.000% 06/01/16	22,790	23,799
	7.000% 01/01/26	140,460	147,257
	7.500% 02/01/23	41,539	44,172
	7.500% 03/01/23	78,956	83,962
	7.500% 05/01/24	31,642	33,641
	8.500% 05/01/06	234	237
	10.500% 02/01/19	6,563	7,545
	10.750% 11/01/09	17,885	19,015
	11.250% 10/01/09	2,037	2,199
	11.250% 07/01/13	5,915	6,401
	12.000% 07/01/13	6,997	7,698
	12.000% 07/01/20	76,254	83,632
	TBA,
	5.500% 06/01/35 (a)	26,667,775	26,683,396
Federal National Mortgage Association
	5.000% 02/01/18	121,850	121,613
	6.000% 08/01/22	47,236	48,336
	6.000% 12/01/23	212,356	216,736
	6.000% 02/01/24	103,079	105,202
	6.000% 03/01/24	36,795	37,553
	6.000% 02/01/25	21,032	21,465
	6.000% 04/01/35	13,832,038	14,065,476
	6.500% 03/01/09	2,710	2,803
	6.500% 11/01/23	28,693	29,682
	6.500% 01/01/24	39,812	41,182
	6.500% 08/01/25	42,965	44,402
	6.500% 12/01/25	9,106	9,410
	6.500% 01/01/26	28,993	29,962
	6.500% 10/01/28	1,467,970	1,516,141
	6.500% 08/01/31	8,538	8,802

1

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	7.000% 07/01/11	160,193	167,420
	7.000% 03/01/15	19,751	20,649
	7.000% 03/01/29	169,622	177,821
	7.500% 11/01/29	124,387	131,742
	8.000% 04/01/30	9,514	10,172
	8.500% 05/01/30	354,885	385,814
	9.000% 05/01/20	8,211	8,798
	10.000% 03/01/16	34,231	36,903
	12.250% 09/01/12	24,218	27,079
	9.000% 05/01/12	4,957	5,255
TBA:
	5.000% 10/18/20 (a)	17,215,000	17,166,591
	5.000% 10/18/35 (a)	3,250,000	3,180,938
	5.500% 10/13/20 (a)	11,549,000	11,715,017
	5.500% 10/13/35 (a)	9,000,000	8,994,375
	6.500% 10/13/35 (a)	9,500,000	9,776,089
Government National Mortgage Association
	3.750% 07/20/22 (b)	35,555	35,977
	3.750% 07/20/25 (b)	66,897	67,778
	6.000% 03/15/29	1,021,433	1,047,411
	6.000% 04/15/29	258,393	264,965
	6.000% 05/15/29	204,224	209,417
	6.000% 06/15/29	316,503	324,552
	6.000% 08/15/29	174,771	179,215
	6.500% 10/15/13	40,073	41,726
	6.500% 01/15/24	7,710	8,041
	6.500% 07/15/24	72,136	75,233
	6.500% 03/15/28	1,117,668	1,165,508
	7.000% 09/15/29	51,834	54,540
	7.500% 10/15/27	19,888	21,153
	7.500% 09/15/29	17,691	18,795
	8.000% 04/15/08	28,860	30,138
	8.000% 07/15/08	21,379	22,326
	8.500% 04/15/30	3,407	3,702
	9.000% 06/15/16	20,579	22,366
	9.000% 11/15/16	2,859	3,108
	9.000% 01/15/17	4,786	5,213
	9.000% 02/15/17	10,651	11,603
	9.000% 03/15/17	10,571	11,515

2

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 01/15/20	5,777	6,328
	9.500% 06/15/09	3,493	3,718
	9.500% 07/15/09	2,012	2,142
	9.500% 08/15/09	4,170	4,439
	9.500% 09/15/09	21,889	23,305
	9.500% 10/15/09	56,302	59,944
	9.500% 11/15/09	9,557	10,175
	9.500% 12/15/09	2,530	2,694
	9.500% 11/15/10	4,243	4,550
	9.500% 08/15/17	384,295	422,097
	9.500% 08/15/22	10,280	11,456
	10.000% 11/15/09	27,403	29,336
	10.000% 06/15/10	414	447
	10.000% 10/15/10	10,673	11,530
	10.000% 11/15/19	11,870	13,271
	11.500% 04/15/13	33,271	36,855
	11.500% 05/15/13	17,305	19,169

	Total Mortgage-Backed Securities (cost of $96,822,862)		99,723,254
Government Agencies & Obligations – 47.8%
FOREIGN GOVERNMENT OBLIGATIONS – 0.3%
European Investment Bank
	4.625% 03/01/07	80,000	80,246
Export Development of Canada
	4.000% 08/01/07	100,000	99,161
Inter-American Development Bank
	8.875% 06/01/09	125,000	143,570
Province of British Columbia
	5.375% 10/29/08	50,000	51,475
Province of Manitoba
	4.250% 11/20/06	100,000	99,828
	5.500% 10/01/08	50,000	51,437
Province of New Brunswick
	3.500% 10/23/07	50,000	49,096
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		574,813
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 47.5%
AID-Israel
	5.500% 04/26/24	2,000,000	2,155,460
Federal Home Loan Mortgage Corp.
	5.875% 03/21/11	180,000	189,620

3

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
	6.250% 07/15/32	100,000	119,430
	6.750% 03/15/31	265,000	333,099
Federal National Mortgage Association
	5.500% 02/15/06	200,000	201,085
	6.000% 12/15/05	125,000	125,486
	7.125% 03/15/07	250,000	259,503
U.S. Treasury Bonds
	5.250% 11/15/28	2,200,000	2,396,453
	5.375% 02/15/31	235,000	263,273
	5.500% 08/15/28	3,610,000	4,056,174
	6.750% 08/15/26	5,820,000	7,459,378
	6.875% 08/15/25 (c)	4,112,000	5,300,948
	7.125% 02/15/23	3,333,000	4,324,567
	9.375% 02/15/06	5,525,000	5,640,246
U.S. Treasury Notes
	1.875% 12/31/05	100,000	99,566
	3.000% 11/15/07	100,000	97,656
	3.875% 02/15/13	3,262,000	3,178,030
	5.000% 02/15/11	14,910,000	15,459,225
	5.625% 05/15/08	400,000	414,109
	5.750% 11/15/05	4,050,000	4,060,599
	5.750% 08/15/10	18,084,000	19,287,002
	6.000% 08/15/09	3,510,000	3,732,804
	7.000% 07/15/06	6,840,000	6,989,625
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		86,143,338

	Total Government Agencies & Obligations (cost of $87,273,952)		86,718,151
Asset-Backed Securities – 6.0%
Chase Funding Mortgage Loan
	5.638% 11/25/31	2,000,000	2,006,280
	6.448% 09/25/30	2,300,000	2,309,545
	6.975% 02/25/32	1,887,205	1,938,631
Citibank Credit Card Issuance Trust
	4.950% 02/09/09	250,000	251,488
MBNA Credit Card Master Note Trust
	4.450% 08/15/16	1,000,000	957,850
Mid-State Trust
	7.340% 07/01/35	933,456	983,240

4

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Residential Asset Mortgage Products
	4.120% 06/25/33	770,000	735,866
	5.600% 12/25/33	1,313,000	1,307,997

	Total Asset-Backed Securities (cost of $10,542,088)		10,490,897
Commercial Mortgage-Backed Securities – 4.5%
Asset Securitization Corp.
	6.750% 02/14/43	1,375,000	1,424,514
JP Morgan Commercial Mortgage Finance Corp.
	7.400% 07/15/31	2,000,000	2,133,200
	6.590% 02/18/30	1,500,000	1,547,565
	6.210% 10/15/35	1,800,000	1,860,804
Nomura Asset Securities Corp.
	7.120% 04/13/39	1,000,000	1,011,090
Structured Asset Securities Corp.
	2.058% 02/25/28	1,420,174	126,054

	Total Commercial Mortgage-Backed Securities (cost of $7,625,819)		8,103,227
Corporate Fixed-Income Bonds & Notes – 2.4%
COMMUNICATIONS – 0.2%
Media – 0.1%
Time Warner, Inc.
	6.875% 05/01/12	100,000	109,231
		Media Total	109,231
Telecommunication Services – 0.1%
Sprint Capital Corp.
	6.000% 01/15/07	50,000	50,826
	6.875% 11/15/28	50,000	55,163
Verizon New England, Inc.
	6.500% 09/15/11	120,000	127,835
	Telecommunication Services Total		233,824
	COMMUNICATIONS TOTAL		343,055
CONSUMER CYCLICAL – 0.2%
Auto Manufacturers – 0.1%
Ford Motor Co.
	7.450% 07/16/31	205,000	159,900
	Auto Manufacturers Total		159,900
Retail – 0.1%
Dayton Hudson Corp.

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Retail – (continued)
	6.650% 08/01/28	125,000	143,196
		Retail Total	143,196
	CONSUMER CYCLICAL TOTAL		303,096
CONSUMER NON-CYCLICAL– 0.6%
Cosmetics / Personal Care – 0.6%
Procter & Gamble Co.
	4.950% 08/15/14	1,000,000	1,012,250
	Cosmetics / Personal Care Total		1,012,250
Food – 0.0%
Kroger Co.
	6.200% 06/15/12	50,000	52,481
		Food Total	52,481
	CONSUMER NON-CYCLICAL TOTAL		1,064,731
FINANCIALS – 1.3%
Banks – 0.3%
Bank of America Corp.
	4.875% 01/15/13 (d)	175,000	174,638
Sovereign Bank
	5.125% 03/15/13	100,000	99,126
US Bancorp
	3.125% 03/15/08	150,000	145,233
Wells Fargo Bank N.A.
	6.450% 02/01/11	50,000	54,005
		Banks Total	473,002
Diversified Financial Services – 1.0%
Boeing Capital Corp.
	5.750% 02/15/07	100,000	101,552
Citigroup, Inc.
	4.250% 07/29/09	1,000,000	985,560
	6.750% 12/01/05	100,000	100,450
General Electric Capital Corp.
	6.750% 03/15/32	100,000	117,628
	6.800% 11/01/05	125,000	125,245
Goldman Sachs Group, Inc.
	4.125% 01/15/08	50,000	49,541
	5.250% 04/01/13	50,000	50,530
Household Finance Corp.
	4.625% 01/15/08	50,000	49,979
	6.375% 10/15/11	50,000	53,416

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
JPMorgan Chase & Co.
	7.875% 06/15/10	125,000	140,104
Private Export Funding Corp.
	5.340% 03/15/06	125,000	125,697
	Diversified Financial Services Total		1,899,702
	FINANCIALS TOTAL		2,372,704
INDUSTRIALS– 0.1%
Aerospace & Defense– 0.0%
Raytheon Co.
	7.200% 08/15/27	50,000	59,656
	Aerospace & Defense Total		59,656
Hand / Machine Tools– 0.0%
Black & Decker Corp.
	7.125% 06/01/11	50,000	54,992
	Hand / Machine Tools Total		54,992
Transportation – 0.1%
Union Pacific Corp.
	6.625% 02/01/29	50,000	55,993
Norfolk Southern Corp.
	5.590% 05/17/25	36,000	35,956
	7.250% 02/15/31	39,000	47,658
	Transportation Total		139,607
	INDUSTRIALS TOTAL		254,255
UTILITIES– 0.1%
Electric– 0.1%
Hydro-Quebec
	8.500% 12/01/29	75,000	108,954
	Electric Total		108,954
	TOTAL UTILITIES		108,954

	Total Corporate Fixed-Income Bonds & Notes (cost of $4,337,555)		4,446,795
Collateralized Mortgage Obligations – 1.0%
AGENCY – 0.1%
Federal National Mortgage Association
	9.250% 03/25/18	71,360	76,198
	AGENCY TOTAL		76,198
NON - AGENCY – 0.9%
American Mortgage Trust

7

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
NON - AGENCY – (continued)
	8.445% 09/27/22	7,915	5,540
Citicorp Mortgage Securities Inc.
	10.000% 08/25/17	10,984	11,145
Comfed Savings Bank
	4.650% 01/25/18 (e)(f)	15,367	—
First Horizon Asset Securities, Inc.
	5.356% 11/25/33	893,332	838,285
Glendale Federal Bank
	9.125% 01/25/08	1,356	1,353
GSMPS Mortgage Loan Trust
	7.750% 09/19/27 (g)	718,745	760,384
Rural Housing Trust
	6.330% 04/01/26	37,622	37,356
	NON - AGENCY TOTAL		1,654,063

	Total Collateralized Mortgage Obligations (cost of $1,668,835)		1,730,261
Short-Term Obligation – 10.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Government Obligation maturing 17/14/28, market value of $18,851,738 (repurchase proceeds $18,485,698)	18,480,000	18,480,000

	Total Short-Term Obligation (cost of $18,480,000)		18,480,000

	Total Investments – 126.7% (cost of $226,751,111)(h)(i)		229,692,586

	Other Assets & Liabilities, Net – (26.7)%		(48,471,783)

	Net Assets – 100.0%		181,220,803

8

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Security purchased on a delayed delivery basis.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at September 30, 2005.

(c)	A portion of this security with a market value of $116,023 pledged as collateral For open futures contracts.

(d)	Investments in affiliates for nine months ended September 30, 2005:

Security name:	Bank of America Corp.

Par at 12/31/04:	175,000
Par at 09/30/05:	175,000
Interest income earned:	$6,398
Value at end of period:	$174,638

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(f)	Security has no value.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the value of this security represents 0.4% of net assets.

(h)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$3,828,237	$(3,964,516)	$(136,279)

(i)	Cost for federal income tax purposes is $229,828,865.

At September 30, 2005, the Trust held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Depreciation
5 Year U.S. Treasury Notes	115	$12,288,828	$12,433,743	Dec-2005	$(144,915)
10 Year U.S. Treasury Notes	28	3,077,813	3,137,626	Dec-2005	(59,813)
					$(204,728)

Acronym	Name
TBA	To Be Announced

9

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Liberty Money Market Fund, Variable Series

		Par ($)	Value ($)*
Corporate Bonds – 50.1%
All Seasons Funding LLC
	LOC: Federal Home Loan Bank
	3.850% 08/15/30 (a)	3,525,000	3,525,000
American Express Credit Corp.
	3.846% 10/20/06 (a)	3,000,000	3,000,000
	3.960% 03/05/08 (a)(b)	5,000,000	5,000,000
Autumn House at Powder Mill, Inc.
	LOC: SunTrust Bank
	3.850% 02/01/28 (a)(b)	3,390,000	3,390,000
Bennett Realty LLC
	LOC: Fifith Third Bank
	3.840% 04/01/23 (a)	1,905,000	1,905,000
Beta Finance, Inc.
	3.565% 06/13/06 (b)	5,000,000	4,999,780
Borcherding Enterprises
	LOC: Fifith Third Bank
	3.890% 09/01/25 (a)	1,100,000	1,100,000
Cullinan Finance Corp.
	3.763% 09/05/06 (a)(b)	5,000,000	4,999,425
Destiny Manufacturing, Inc.
	LOC: Fifth Third Bank
	3.860% 09/01/13 (a)	2,495,000	2,495,000
Dick Masheter Ford, Inc.
	LOC: National City Bank
	3.900% 07/01/23 (a)	3,830,000	3,830,000
Driftwood Landing Corp.
	LOC: Fifth Third Bank
	3.900% 01/15/22 (a)	1,000,000	1,000,000
Engine Parts Warehouse, Inc.
	LOC: Fifth Third Bank
	3.840% 11/01/21(a)	3,570,000	3,570,000
Falls Village Realty LLC
	LOC: Fifth Third Bank
	3.840% 12/01/29 (a)	1,000,000	1,000,000
General Electric Capital Corp.
	3.889% 10/17/06 (a)	5,000,000	5,000,000
Gold Key Processing Ltd.
	LOC: Fifth Third Bank
	3.840% 07/01/24 (a)	1,150,000	1,150,000
HBOS Treasury Services PLC
	3.810% 11/18/05 (a)(b)	1,100,000	1,094,412
Iowa 80 Group, Inc.
	LOC: Wells Fargo Bank
	3.970% 06/01/16 (a)	6,020,000	6,020,000

1

		Par ($)	Value ($)
Corporate Bonds – (continued)
Jatip LLC
	LOC: Fifth Third Bank
	3.840% 10/01/22 (a)	1,010,000	1,010,000
JTJ Group LLC
	LOC: Fifth Third Bank
	3.840% 12/01/33 (a)	2,635,000	2,635,000
Keating Muething & Klekamp
	LOC: Fifth Third Bank
	3.840% 11/01/24 (a)	1,000,000	1,000,000
LAL Holding Co.
	LOC: Fifth Third Bank
	3.840% 08/01/19 (a)	945,000	945,000
Morgan Stanley & Co., Inc.
	3.870% 10/27/06 (a)	4,000,000	4,000,000
Morton Family Trust
	LOC: Comerica Bank
	3.870% 02/01/32 (a)	4,000,000	4,000,000
Precision Packaging LLC
	LOC: SunTrust Bank
	3.850% 01/01/12 (a)	3,100,000	3,100,000
Pretasky Roach Property, Inc.
	LOC: Wachovia Bank, NA
	3.910% 01/01/19 (a)	1,865,000	1,865,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank, NA
	3.890% 06/01/26 (a)	2,360,000	2,360,000
Sanders CRS Exchange LLC
	LOC: Wells Fargo Bank NA
	3.700% 10/01/23 (a)	1,255,000	1,255,000
Seventh Avenue Associates
	LOC: National City Bank
	3.900% 01/01/27 (a)	8,965,000	8,965,000
South Elgin Leasing, Inc.
	LOC: National City Bank
	3.930% 07/01/33 (a)	1,900,000	1,900,000
Tango Finance Corp.
	3.589% 01/17/06 (a)(b)	5,000,000	5,000,188
U.S. Bank NA
	3.757% 02/17/06 (a)	3,000,000	2,999,991
WAWW Partnership
	LOC: Fifth Third Bank
	3.840% 01/01/22 (a)	3,165,000	3,165,000
Wells Fargo & Co.
	3.752% 10/13/06 (a)(b)	5,000,000	5,000,000
Westgate Investment Fund
	LOC: Wells Fargo Bank NA

2

		Par ($)	Value ($)
Corporate Bonds – (continued)
	3.880% 02/01/12 (a)	2,260,000	2,260,000
Whistlejacket Capital LLC.
	3.570% 05/15/06 (a)(b)	1,000,000	999,938
White Pine Finance LLC
	3.580% 04/20/06 (a)(b)	3,000,000	2,999,719

	Total Corporate Bonds (cost of $108,538,453)		108,538,453
Commercial Paper – 38.1%
Amstel Funding Corp.
	3.250% 10/18/05 (c)	2,000,000	1,996,931
	3.960% 03/24/06 (c)	1,970,000	1,932,294
Atlantis One Funding Corp.
	3.230% 10/17/05 (c)	5,000,000	4,992,822
Beta Finance, Inc.
	3.280% 10/17/05 (b)(c)	3,000,000	2,995,627
Concord Minutemen Capital Co.
	3.300% 10/18/05 (b)(c)	2,000,000	1,996,883
	3.330% 10/20/05 (b)(c)	5,000,000	4,991,213
Eiffel Funding LLC
	3.780% 10/13/05 (c)	4,000,000	3,994,960
	3.800% 11/02/05 (c)	2,500,000	2,491,556
Fairway Finance Corp.
	3.500% 10/20/05 (c)	1,275,000	1,272,645
Galaxy Funding, Inc.
	3.750% 11/21/05 (c)	4,750,000	4,724,766
Grampian Funding LLC
	3.450% 10/04/05 (c)	2,500,000	2,499,281
	3.920% 02/17/06 (c)	3,000,000	2,954,593
	3.960% 03/22/06 (c)	2,000,000	1,962,160
KLIO Funding Corp.
	3.790% 10/21/05 (b)(c)	1,376,000	1,373,103
Lexington Parker Capital Corp.
	3.900% 02/14/06 (c)	5,000,000	4,926,333
Mane Funding Corp.
	3.750% 11/21/05 (c)	7,229,000	7,190,596
	3.860% 12/19/05 (c)	2,000,000	1,983,059
Mortgage Interest Networking Trust
	3.790% 10/20/05 (c)	2,000,000	1,995,999
Picaros Funding LLC
	3.540% 11/08/05 (c)	2,000,000	1,992,527

3

		Par ($)	Value ($)
Commercial Paper – (continued)
Scaldis Capital LLC
	3.300% 10/17/05 (c)	2,500,000	2,496,333
Sigma Finance, Inc.
	4.000% 08/11/06 (b)(c)	3,000,000	2,997,595
Solitaire Funding LLC
	3.440% 10/03/05 (c)	6,000,000	5,998,853
Stanfield Victoria Funding LLC
	3.510% 10/31/05 (b)(c)	3,000,000	2,991,225
	3.900% 01/17/06 (b)(c)	1,600,000	1,581,280
Sunbelt Funding Corp.
	3.740% 11/14/05 (c)	2,500,000	2,488,572
	3.800% 11/14/05 (c)	5,000,000	4,976,778

	Total Commercial Paper (cost of $81,797,984)		81,797,984
Municipal Bonds – 5.8%
CA Statewide Communities Development Authority
	LOC: Federal Home Loan Bank
	3.880% 06/01/36 (a)	2,500,000	2,500,000
CA Sacramento Housing Authority
	Credit Support: FNMA
	3.860% 04/15/36 (a)	3,030,000	3,030,000
CO Denver City & County Airport Revenue
	Series 2002D,
	LOC: Societe Generale
	3.820% 11/15/05 (a)	1,700,000	1,700,000
MD Baltimore Project Revenue
	Baltimore Parking Facilities,
	Series 2002,
	Insured: FGIC,
	SPA: Dexia Credit Local
	3.850% 07/01/32 (a)	4,180,000	4,180,000
NC Wake Forest University
	LOC: Wachovia Bank, NA
	3.860% 07/01/17 (a)	1,000,000	1,000,000

	Total Municipal Bonds (cost of $12,410,000)		12,410,000
Certificates of Deposit – 5.1%
Barclays Bank PLC
	3.754% 06/21/06 (a)	2,000,000	1,999,821
Canadian Imperial Bank of Canada
	3.828% 03/15/08 (a)	7,000,000	7,000,000
CS First Boston
	3.500% 12/29/05 (a)	2,000,000	2,000,410

4

		Par ($)	Value ($)
	Total Certificates of Deposit (cost of $11,000,231)		11,000,231
Short-Term Obligation – 0.2%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.700%, collateralized by a U.S. Government Obligation maturing 05/15/29, market value of $405,769(repurchase proceeds $396,122)	396,000	396,000

	Total Short-Term Obligation (cost of $396,000)		396,000

	Total Investments – 99.8% (cost of $214,142,668)(d)		214,142,668

	Other Assets & Liabilities, Net – 0.2%		491,802

	Net Assets – 100.0%		214,634,470

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflect the rate at September 30, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $52,410,358, which represents 24.4% of net assets.

(c)

Security exempt from registration under Section 4(2) of the Securities Act of the 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2005, the value of this securities amounted to $81,797,986, which represents 38.1% of net assets.

(d)	Cost for federal income tax purposes is $214,142,668.

5

Acronym	Name
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

6

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Liberty Small Company Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 99.9%
CONSUMER DISCRETIONARY – 15.7%
Automobiles – 0.7%
	Thor Industries, Inc.	2,474	84,116
	Winnebago Industries, Inc.	9,950	288,252
	Automobiles Total		372,368
Diversified Consumer Services – 0.7%
	Education Management Corp. (a)	12,000	386,880
	Diversified Consumer Services Total		386,880
Hotels, Restaurants & Leisure – 4.0%
	Gaylord Entertainment Co. (a)	17,620	839,593
	Isle of Capri Casinos, Inc. (a)	12,230	261,477
	Kerzner International Ltd. (a)	6,260	347,743
	Lakes Entertainment, Inc. (a)	6,880	69,144
	RARE Hospitality International, Inc. (a)	12,840	329,988
	Scientific Games Corp., Class A (a)	8,640	267,840
	Hotels, Restaurants & Leisure Total		2,115,785
Household Durables – 0.4%
	Yankee Candle Co., Inc.	8,300	203,350
	Household Durables Total		203,350
Internet & Catalog Retail – 1.6%
	Blue Nile, Inc. (a)	8,560	270,838
	Coldwater Creek, Inc. (a)	12,950	326,599
	NetFlix, Inc. (a)	5,430	141,126
	Overstock.com, Inc. (a)	2,970	113,900
	Internet & Catalog Retail Total		852,463
Media – 3.3%
	aQuantive, Inc. (a)	7,820	157,417
	Arbitron, Inc.	2,030	80,875
	Lions Gate Entertainment Corp. (a)	42,630	406,690
	R.H. Donnelley Corp. (a)	6,640	420,046
	Radio One, Inc., Class D (a)	30,290	398,314
	Valassis Communications, Inc. (a)	7,380	287,672
	Media Total		1,751,014
Specialty Retail – 3.7%
	Aeropostale, Inc. (a)	5,950	126,438
	Charlotte Russe Holding, Inc. (a)	7,580	100,966
	Finish Line, Inc., Class A	18,710	272,979
	GameStop Corp., Class A	8,030	252,704
	Guitar Center, Inc. (a)	2,290	126,431
	Hibbett Sporting Goods, Inc. (a)	8,115	180,559
	Hot Topic, Inc. (a)	5,280	81,101

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER DISCRETIONARY – (continued)
Specialty Retail – (continued)
Jarden Corp. (a)	3,950	162,227
PETCO Animal Supplies, Inc. (a)	5,250	111,090
Talbots, Inc.	9,770	292,318
Tuesday Morning Corp.	11,090	286,897
	Specialty Retail Total	1,993,710
Textiles, Apparel & Luxury Goods– 1.3%
Carter’s, Inc. (a)	1,660	94,288
Jos. A. Bank Clothiers, Inc. (a)	7,490	323,718
Wolverine World Wide, Inc.	13,340	280,806
	Textiles, Apparel & Luxury Goods Total	698,812
	CONSUMER DISCRETIONARY TOTAL	8,374,382
CONSUMER STAPLES – 1.4%
Food & Staples Retailing – 0.3%
United Natural Foods, Inc. (a)	3,790	134,014
	Food & Staples Retailing Total	134,014
Food Products – 0.5%
Delta & Pine Land Co.	9,210	243,236
	Food Products Total	243,236
Personal Products – 0.7%
Nu Skin Enterprises, Inc., Class A	18,980	361,570
	Personal Products Total	361,570
	CONSUMER STAPLES TOTAL	738,820
ENERGY – 6.8%
Energy Equipment & Services – 2.6%
Atwood Oceanics, Inc. (a)	4,090	344,419
Cal Dive International, Inc. (a)	5,660	358,901
Dril-Quip, Inc. (a)	1,910	91,680
Energy Conversion Devices, Inc. (a)	5,230	234,722
Hydril (a)	3,080	211,411
Tetra Technologies, Inc. (a)	4,950	154,539
	Energy Equipment & Services Total	1,395,672
Oil, Gas & Consumable Fuels – 4.2%
Cheniere Energy, Inc. (a)	3,410	141,038
Denbury Resources, Inc. (a)	8,510	429,244
Encore Acquisition Co. (a)	4,160	161,616
Frontier Oil Corp.	3,920	173,852
Holly Corp.	2,670	170,827

2

		Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
	KFx, Inc. (a)	3,080	52,730
	Remington Oil & Gas Corp. (a)	10,170	422,055
	St. Mary Land & Exploration Co.	3,850	140,910
	Superior Energy Services, Inc. (a)	23,320	538,458
	Oil, Gas & Consumable Fuels Total		2,230,730
	ENERGY TOTAL		3,626,402
FINANCIALS – 9.8%
Capital Markets – 2.1%
	Affiliated Managers Group, Inc. (a)	15,170	1,098,611
	Capital Markets Total		1,098,611
Commercial Banks – 4.7%
	Boston Private Financial Holdings, Inc.	24,070	638,818
	City National Corp.	5,740	402,317
	Fidelity Bankshares, Inc.	10,780	329,329
	Prosperity Bancshares, Inc.	10,400	314,600
	Texas Capital Bancshares, Inc. (a)	12,770	270,086
	The South Financial Group, Inc.	11,240	301,682
	Westamerica Bancorporation	4,990	257,732
	Commercial Banks Total		2,514,564
Consumer Finance – 1.1%
	Nelnet, Inc., Class A (a)	7,170	272,532
	World Acceptance Corp. (a)	12,124	308,071
	Consumer Finance Total		580,603
Insurance – 0.9%
	Selective Insurance Group, Inc.	5,130	250,857
	Triad Guaranty, Inc. (a)	5,312	208,336
	Insurance Total		459,193
Real Estate – 1.1%
	Bluegreen Corp. (a)	15,260	269,339
	Strategic Hotel Capital, Inc., REIT	10,485	191,456
	Washington REIT	3,540	110,130
	Real Estate Total		570,925
	FINANCIALS TOTAL		5,223,896
HEALTH CARE – 19.4%
Biotechnology – 4.8%
	Abgenix, Inc. (a)	8,070	102,328
	Amylin Pharmaceuticals, Inc. (a)	9,860	343,029
	Arena Pharmaceuticals, Inc. (a)	7,150	70,785
	AtheroGenics, Inc. (a)	10,820	173,445

3

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	CV Therapeutics, Inc. (a)	9,820	262,685
	Exelixis, Inc. (a)	29,500	226,265
	Human Genome Sciences, Inc. (a)	13,250	180,068
	Illumina, Inc. (a)	23,080	295,655
	Martek Biosciences Corp. (a)	3,400	119,442
	Medarex, Inc. (a)	9,840	93,677
	Protein Design Labs, Inc. (a)	17,580	492,240
	Vertex Pharmaceuticals, Inc. (a)	10,130	226,404
	Biotechnology Total		2,586,023
Health Care Equipment & Supplies – 6.3%
	Advanced Neuromodulation Systems, Inc. (a)	3,340	158,516
	American Medical Systems Holdings, Inc. (a)	25,680	517,452
	Aspect Medical Systems, Inc. (a)	12,210	361,782
	Foxhollow Technologies, Inc. (a)	1,630	77,604
	Hologic, Inc. (a)	1,870	107,993
	Immucor, Inc. (a)	19,040	522,458
	Intuitive Surgical, Inc. (a)	3,230	236,727
	Kyphon, Inc. (a)	11,210	492,567
	Meridian Bioscience, Inc.	7,060	146,142
	Nektar Therapeutics (a)	7,480	126,786
	Respironics, Inc. (a)	6,357	268,138
	Somanetics Corp. (a)	3,820	95,500
	SonoSite, Inc. (a)	8,640	256,436
	Health Care Equipment & Supplies Total		3,368,101
Health Care Providers & Services – 5.7%
	Allion Healthcare, Inc. (a)	5,910	106,439
	Apria Healthcare Group, Inc. (a)	6,230	198,799
	Centene Corp. (a)	20,450	511,864
	HealthExtras, Inc. (a)	7,015	149,981
	LifePoint Hospitals, Inc. (a)	10,800	472,284
	Pediatrix Medical Group, Inc. (a)	2,170	166,699
	PRA International (a)	4,770	144,579
	Psychiatric Solutions, Inc. (a)	1,130	61,280
	United Surgical Partners International, Inc. (a)	3,430	134,147
	VCA Antech, Inc. (a)	43,241	1,103,510
	Health Care Providers & Services Total		3,049,582

4

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – 2.5%
	Connetics Corp. (a)	9,910	167,578
	Medicis Pharmaceutical Corp., Class A	5,410	176,150
	MGI Pharma, Inc. (a)	10,480	244,289
	New River Pharmaceuticals, Inc. (a)	3,160	151,490
	Par Pharmaceutical Companies, Inc. (a)	4,260	113,401
	Penwest Pharmaceuticals Co. (a)	11,541	202,314
	Salix Pharmaceuticals Ltd. (a)	14,480	307,700
	Pharmaceuticals Total		1,362,922
	HEALTH CARE TOTAL		10,366,628
INDUSTRIALS– 12.8%
Aerospace & Defense– 1.2%
	Aviall, Inc. (a)	3,130	105,731
	DRS Technologies, Inc.	2,100	103,656
	Teledyne Technologies, Inc. (a)	12,050	415,364
	Aerospace & Defense Total		624,751
Air Freight & Logistics – 2.9%
	Hub Group, Inc., Class A (a)	20,086	737,357
	UTI Worldwide, Inc.	10,790	838,383
	Air Freight & Logistics Total		1,575,740
Airlines – 0.6%
	AirTran Holdings, Inc. (a)	16,350	206,991
	Frontier Airlines, Inc. (a)	11,070	108,265
	Airlines Total		315,256
Commercial Services & Supplies – 4.3%
	John H. Harland Co.	1,900	84,360
	Korn/Ferry International (a)	16,958	277,942
	Labor Ready, Inc. (a)	15,378	394,446
	Mine Safety Appliances Co.	8,250	319,275
	Navigant Consulting, Inc. (a)	4,900	93,884
	Resources Connection, Inc. (a)	9,080	269,040
	Senomyx, Inc. (a)	9,786	166,656
	Strayer Education, Inc.	1,390	131,383
	Waste Connections, Inc. (a)	15,470	542,687
	Commercial Services & Supplies Total		2,279,673
Electrical Equipment – 0.4%
	Evergreen Solar, Inc. (a)	21,350	199,196
	Electrical Equipment Total		199,196

5

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS– (continued)
Industrial Conglomerates – 0.2%
Walter Industries, Inc.	2,600	127,190
	Industrial Conglomerates Total	127,190
Machinery – 2.7%
Actuant Corp., Class A	3,480	162,864
Bucyrus International, Inc., Class A	5,100	250,563
CLARCOR, Inc.	3,660	105,115
ESCO Technologies, Inc. (a)	3,000	150,210
JLG Industries, Inc.	4,670	170,875
Manitowoc Co., Inc.	2,620	131,655
Wabtec Corp.	18,080	493,223
	Machinery Total	1,464,505
Road & Rail – 0.5%
Florida East Coast Industries, Inc.	5,820	263,588
	Road & Rail Total	263,588
	INDUSTRIALS TOTAL	6,849,899
INFORMATION TECHNOLOGY – 26.0%
Communications Equipment – 3.9%
ADTRAN, Inc.	7,350	231,525
Anaren, Inc. (a)	387	5,457
AudioCodes Ltd. (a)	30,070	331,071
Avocent Corp. (a)	8,620	272,737
C-COR, Inc. (a)	10,560	71,280
Emulex Corp. (a)	4,050	81,851
F5 Networks, Inc. (a)	2,980	129,541
NICE Systems Ltd., ADR (a)	5,930	267,917
Packeteer, Inc. (a)	23,840	299,192
Plantronics, Inc.	3,970	122,316
SiRF Technology Holdings, Inc. (a)	8,641	260,352
	Communications Equipment Total	2,073,239
Computers & Peripherals – 1.4%
M-Systems Flash Disk Pioneers Ltd. (a)	11,710	350,363
Neoware Systems, Inc. (a)	12,676	212,196
Stratasys, Inc. (a)	6,870	204,039
	Computers & Peripherals Total	766,598
Electronic Equipment & Instruments – 3.5%
Anixter International, Inc.(a)	8,420	339,579
Daktronics, Inc.	13,500	323,730

6

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – (continued)
FLIR Systems, Inc. (a)	4,650	137,547
Global Imaging Systems, Inc. (a)	10,416	354,665
Itron, Inc. (a)	6,620	302,269
Plexus Corp. (a)	23,540	402,298
	Electronic Equipment & Instruments Total	1,860,088
Internet Software & Services – 3.2%
CNET Networks, Inc. (a)	12,410	168,404
Digital River, Inc. (a)	5,930	206,661
Digitas, Inc. (a)	37,060	421,000
EarthLink, Inc. (a)	16,020	171,414
Equinix, Inc. (a)	3,110	129,532
InfoSpace, Inc. (a)	2,280	54,424
Openwave Systems, Inc. (a)	7,100	127,658
Secure Computing Corp. (a)	24,420	277,167
ValueClick, Inc. (a)	10,160	173,634
	Internet Software & Services Total	1,729,894
IT Services – 2.3%
Anteon International Corp. (a)	10,360	442,994
Euronet Worldwide, Inc. (a)	8,990	266,014
MPS Group, Inc. (a)	6,770	79,886
MTC Technologies, Inc. (a)	5,730	183,245
Sykes Enterprises, Inc. (a)	23,150	275,485
	IT Services Total	1,247,624
Semiconductors & Semiconductor Equipment – 5.8%
Cymer, Inc. (a)	11,440	358,301
Cypress Semiconductor Corp. (a)	34,800	523,740
Entegris, Inc. (a)	40,032	452,362
Microsemi Corp.	21,660	553,196
Semtech Corp. (a)	15,560	256,273
Skyworks Solutions, Inc.	29,980	210,460
Tessera Technologies, Inc. (a)	14,710	439,976
Virage Logic Corp. (a)	37,540	290,935
	Semiconductors & Semiconductor Equipment Total	3,085,243
Software – 5.9%
American Reprographics Co. (a)	7,099	121,393
ANSYS, Inc. (a)	10,104	388,903
Epicor Software Corp. (a)	17,820	231,660
Hyperion Solutions Corp. (a)	10,000	486,500
Kronos, Inc. (a)	5,070	226,325

7

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Macrovision Corp. (a)	3,820	72,962
	MICROS Systems, Inc. (a)	2,980	130,375
	Open Solutions, Inc. (a)	12,760	278,423
	Parametric Technology Corp. (a)	25,830	180,035
	Progress Software Corp. (a)	18,040	573,131
	Quest Software, Inc. (a)	14,870	224,091
	RSA Security, Inc. (a)	15,570	197,895
	TIBCO Software, Inc. (a)	3,200	26,752
	Software Total		3,138,445
	INFORMATION TECHNOLOGY TOTAL		13,901,131
MATERIALS – 3.8%
Chemicals – 1.6%
	Airgas, Inc.	9,420	279,115
	Georgia Gulf Corp.	2,870	69,110
	Symyx Technologies, Inc. (a)	16,660	435,159
	UAP Holding Corp.(a)	2,880	52,128
	Chemicals Total		835,512
Construction Materials – 0.4%
	Eagle Materials, Inc.	1,770	214,825
	Construction Materials Total		214,825
Metals & Mining – 1.8%
	Allegheny Technologies, Inc.	5,780	179,064
	AMCOL International Corp.	6,900	131,583
	Cleveland-Cliffs, Inc.	2,040	177,704
	Foundation Coal Holdings, Inc.	5,630	216,474
	Quanex Corp.	1,810	119,858
	Reliance Steel & Aluminum Co.	2,460	130,208
	Metals & Mining Total		954,891
	MATERIALS TOTAL		2,005,228
TELECOMMUNICATION SERVICES – 1.8%
Diversified Telecommunication Services – 0.1%
	Tekelec (a)	3,064	64,190
	Diversified Telecommunication Services Total		64,190
Wireless Telecommunication Services – 1.7%
	Alamosa Holdings, Inc. (a)	14,490	247,924
	Dobson Communications Corp., Class A (a)	12,550	96,384
	Jamdat Mobile, Inc. (a)	1,170	24,570

8

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
	SBA Communications Corp., Class A (a)	24,855	384,010
	SpectraLink Corp.	11,252	143,463
	Wireless Telecommunication Services Total		896,351
	TELECOMMUNICATION SERVICES TOTAL		960,541
UTILITIES – 1.0%
Gas Utilities – 1.0%
	Energen Corp.	12,710	549,835
	Gas Utilities Total		549,835
	UTILITIES TOTAL		549,835

	Total Common Stocks (cost of $47,920,029)		52,596,762
Investment Companies – 2.1%
	iShares Dow Jones U.S. Real Estate Index Fund	4,220	271,219

	iShares Biotechnology Index Fund	10,720	825,440
	Total Investment Companies (cost of $270,920)		1,096,659

		Par ($)
Short-Term Obligation – 1.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 10/15/08, market value of $917,212 (repurchase proceeds $898,236)	898,000	898,000

	Total Short-Term Obligation (cost of $898,000)		898,000

9

Total Investments –102.1% (cost of $49,863,040)(b)(c)	54,591,421

Other Assets & Liabilities, Net – (2.1%)	(1,130,696)

Net Assets – 100.0%	53,460,725

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $49,863,040.

(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,828,237	$(3,964,516)	$136,279

Acronym	Name
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

10

INVESTMENT PORTFOLIO

September 30, 2005 (Unaudited)	Columbia Large Cap Growth Fund, Variable Series

		Shares	Value ($)*
Common Stocks – 100.1%
CONSUMER DISCRETIONARY – 9.4%
Hotels, Restaurants & Leisure – 0.9%
	Marriott International, Inc., Class A	11,050	696,150
	Starbucks Corp. (a)	11,200	561,120
	Hotels, Restaurants & Leisure Total		1,257,270
Internet & Catalog Retail – 1.2%
	eBay, Inc. (a)	41,200	1,697,440
	Internet & Catalog Retail Total		1,697,440
Multiline Retail – 1.9%
	Federated Department Stores, Inc.	14,100	942,867
	Kohl’s Corp. (a)	12,500	627,250
	Target Corp.	19,550	1,015,232
	Multiline Retail Total		2,585,349
Specialty Retail – 4.9%
	Home Depot, Inc.	33,810	1,289,513
	Lowe’s Companies, Inc.	25,410	1,636,404
	Office Depot, Inc. (a)	48,600	1,443,420
	Sherwin-Williams Co.	14,900	656,643
	Tiffany & Co.	39,900	1,586,823
	Specialty Retail Total		6,612,803
Textiles, Apparel & Luxury Goods– 0.5%
	NIKE, Inc., Class B	8,600	702,448
	Textiles, Apparel & Luxury Goods Total		702,448
	CONSUMER DISCRETIONARY TOTAL		12,855,310
CONSUMER STAPLES – 9.3%
Beverages – 1.8%
	Coca-Cola Co.	28,530	1,232,211
	Diageo PLC, ADR	7,928	459,903
	PepsiCo, Inc.	12,980	736,096
	Beverages Total		2,428,210
Food & Staples Retailing – 2.2%
	CVS Corp.	68,600	1,990,086
	Walgreen Co.	23,900	1,038,455
	Food & Staples Retailing Total		3,028,541
Food Products – 1.0%
	Kellogg Co.	30,600	1,411,578
	Food Products Total		1,411,578
Household Products – 2.3%
	Colgate-Palmolive Co.	27,700	1,462,283

1

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Household Products – (continued)
	Procter & Gamble Co.	27,800	1,652,988
	Household Products Total		3,115,271
Personal Products – 2.0%
	Gillette Co.	46,900	2,729,580
	Personal Products Total		2,729,580
	CONSUMER STAPLES TOTAL		12,713,180
ENERGY – 7.7%
Energy Equipment & Services – 2.2%
	Halliburton Co.	44,300	3,035,436
	Energy Equipment & Services Total		3,035,436
Oil, Gas & Consumable Fuels – 5.5%
	CONSOL Energy, Inc.	25,100	1,914,377
	EOG Resources, Inc.	19,600	1,468,040
	Pioneer Natural Resources Co.	24,100	1,323,572
	XTO Energy, Inc.	59,400	2,692,008
	Oil, Gas & Consumable Fuels Total		7,397,997
	ENERGY TOTAL		10,433,433
FINANCIALS – 8.1%
Capital Markets – 2.7%
	Merrill Lynch & Co., Inc.	38,390	2,355,226
	State Street Corp.	28,190	1,379,055
	Capital Markets Total		3,734,281
Commercial Banks – 1.9%
	Wells Fargo & Co.	28,140	1,648,160
	Zions Bancorporation	13,100	932,851
	Commercial Banks Total		2,581,011
Diversified Financial Services – 1.0%
	Citigroup, Inc.	29,700	1,351,944
	Diversified Financial Services Total		1,351,944
Insurance – 2.5%
	American International Group, Inc.	54,740	3,391,690
	Insurance Total		3,391,690
	FINANCIALS TOTAL		11,058,926
HEALTH CARE – 19.9%
Biotechnology – 3.0%
	Amgen, Inc. (a)	29,580	2,356,639
	Amylin Pharmaceuticals, Inc. (a)	18,400	640,136

2

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Biotechnology – (continued)
	Protein Design Labs, Inc. (a)	36,000	1,008,000
	Biotechnology Total		4,004,775
Health Care Equipment & Supplies – 5.6%
	Alcon, Inc.	6,400	818,432
	Baxter International, Inc.	26,900	1,072,503
	Medtronic, Inc.	41,370	2,218,259
	Thermo Electron Corp. (a)	59,100	1,826,190
	Varian Medical Systems, Inc.	43,400	1,714,734
	Health Care Equipment & Supplies Total		7,650,118
Health Care Providers & Services – 3.5%
	Caremark Rx, Inc. (a)	34,320	1,713,598
	UnitedHealth Group, Inc.	55,000	3,091,000
	Health Care Providers & Services Total		4,804,598
Pharmaceuticals – 7.8%
	Abbott Laboratories	43,300	1,835,920
	IVAX Corp. (a)	38,300	1,009,588
	Johnson & Johnson	41,800	2,645,104
	Novartis AG, ADR	56,110	2,861,610
	Teva Pharmaceutical Industries Ltd., ADR	44,380	1,483,179
	Wyeth	16,100	744,947
	Pharmaceuticals Total		10,580,348
	HEALTH CARE TOTAL		27,039,839
INDUSTRIALS– 11.8%
Aerospace & Defense– 1.0%
	Honeywell International, Inc.	38,300	1,436,250
	Aerospace & Defense Total		1,436,250
Building Products – 1.4%
	American Standard Companies, Inc.	40,900	1,903,895
	Building Products Total		1,903,895
Electrical Equipment – 1.3%
	Rockwell Automation, Inc.	33,400	1,766,860
	Electrical Equipment Total		1,766,860
Industrial Conglomerates – 5.8%
	3M Co.	18,300	1,342,488
	General Electric Co.	193,710	6,522,216
	Industrial Conglomerates Total		7,864,704
Machinery – 2.3%
	ITT Industries, Inc.	21,000	2,385,600

3

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS– (continued)
Machinery – (continued)
Pentair, Inc.	21,170	772,705
	Machinery Total	3,158,305
	INDUSTRIALS TOTAL	16,130,014
INFORMATION TECHNOLOGY – 31.9%
Communications Equipment – 5.2%
Cisco Systems, Inc. (a)	149,050	2,672,466
Corning, Inc. (a)	28,900	558,637
Juniper Networks, Inc. (a)	29,300	697,047
Motorola, Inc.	39,100	863,719
Nokia Oyj, ADR	60,000	1,014,600
QUALCOMM, Inc.	28,900	1,293,275
	Communications Equipment Total	7,099,744
Computers & Peripherals – 6.0%
Apple Computer, Inc. (a)	16,500	884,565
Dell, Inc. (a)	54,600	1,867,320
EMC Corp. (a)	73,300	948,502
Hewlett-Packard Co.	58,800	1,716,960
International Business Machines Corp.	34,800	2,791,656
	Computers & Peripherals Total	8,209,003
Internet Software & Services – 2.3%
Google, Inc., Class A (a)	3,400	1,075,964
Yahoo!, Inc. (a)	60,640	2,052,058
	Internet Software & Services Total	3,128,022
Semiconductors & Semiconductor Equipment – 8.1%
Broadcom Corp., Class A (a)	14,900	698,959
Fairchild Semiconductor International, Inc. (a)	35,600	529,016
Intel Corp.	111,100	2,738,615
MEMC Electronic Materials, Inc. (a)	71,600	1,631,764
Microchip Technology, Inc.	63,900	1,924,668
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	123,100	1,011,882
Texas Instruments, Inc.	73,200	2,481,480
	Semiconductors & Semiconductor Equipment Total	11,016,384
Software – 10.3%
Autodesk, Inc. (a)	31,400	1,458,216
Electronic Arts, Inc. (a)	18,940	1,077,497
McAfee, Inc. (a)	28,200	886,044

4

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – (continued)
	Microsoft Corp.	284,550	7,321,471
	Oracle Corp. (a)	80,300	994,917
	SAP AG, ADR	52,400	2,270,492
	Software Total		14,008,637
	INFORMATION TECHNOLOGY TOTAL		43,461,790
MATERIALS – 2.0%
Chemicals – 2.0%
	Praxair, Inc.	56,400	2,703,252
	Chemicals Total		2,703,252
	MATERIALS TOTAL		2,703,252

	Total Common Stocks (cost of $130,322,724)		136,395,744

		Par ($)
Short-Term Obligation – 0.7%
	Repurchase agreement with State Street Bank & Trust Co., dated 09/30/05, due 10/03/05 at 3.150%, collateralized by a U.S. Treasury Note maturing 06/15/09, market value of $986,125.00 (repurchase proceeds $964,253)	964,000	964,000

	Total Short-Term Obligation (cost of $964,000)		964,000

	Total Investments – 100.8% (cost of $131,286,724)(b)(c)		137,359,744

	Other Assets & Liabilities, Net – (0.8)%		(1,098,225)

	Net Assets – 100.0%		136,261,519

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

5

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $131,286,724.

(c)	Unrealized appreciation and depreciation at September 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation

$12,361,001	$(6,287,981)	$6,073,020

Acronym	Name

ADR	American Depositary Receipt

6

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	SteinRoe Variable Investment Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	November 28, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	November 28, 2005